UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2010

Item 1:	Reports to Shareholders.

2010

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Emerging Markets Currency Fund*

Global Allocation Fund

For the fiscal year ended December 31, 2010

* Formerly known as Developing Local Markets Fund

Lord Abbett Global Fund

Lord Abbett Emerging Markets Currency Fund and

Lord Abbett Global Allocation Fund

Annual Report

For the fiscal year ended December 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Emerging Markets Currency Fund and Lord Abbett Global Allocation Fund for the fiscal year ended December 31, 2010. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

For the fiscal year ended December 31, 2010, the Emerging Markets Currency Fund returned 5.79%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the J.P. Morgan Emerging Local Markets Index Plus (ELMI+),1 which returned 5.68% over the same period.

Global markets had a volatile run during the 12-month period, with developed markets, specifically the eurozone, faring worse compared with global emerging markets. While investors’ concerns over the sovereign balance sheets in peripheral Europe (i.e., Greece, Spain, Portugal, and Ireland) negatively affected the currencies of emerging central and Eastern Europe, Asian and Latin American currencies continued to appreciate, as their debt levels and government finances generally are far lower than those of many developed countries.

Contributing to Fund performance during the 12-month period was the portfolio’s exposure to commodity-exporting countries, which benefited from continued improvement in the global economy. One of the largest contributors to Fund performance was the portfolio’s overweight in the Chilean peso (CLP). Driving CLP strength were much stronger economic data and continued strength in copper prices, which led Chile to tighten its monetary policy. The Fund’s overweight in higher-yielding Asian currencies, such as the Philippine peso, also aided performance. Stable inflation in the Philippines and a low-interest rate environment helped to accelerate economic growth.

Detracting from relative Fund performance were the portfolio’s short position in the euro and overweight in the Polish zloty, which both exhibited volatility during the year. During the first half of the year, the euro was mainly lower versus most currencies, as investors reacted to news of Greece’s budget problems and to slower growth across the continent, especially among the periphery of Europe. However, in the third quarter and first half of the fourth quarter, the euro rebounded as fears of the debt crisis receded. The European Central Bank stabilized the market by holding interest rates near zero, completing successful stress tests on major financial institutions, and starting direct purchases of government debt. At the same time, weakness in the U.S. economy turned the market’s attention toward another round of quantitative easing by the Federal Reserve, which caused depreciation of the dollar. Sovereign debt worries returned in Europe toward the end of the 12-month period, causing a large sell-off in the euro, as Ireland was forced to accept a bailout package from the European Union and International Monetary Fund in late November 2010.

Global Allocation Fund

For the fiscal year ended December 31, 2010, the Global Allocation Fund returned 11.36%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the MSCI World Index with Gross Dividends,2 which returned 12.34% over the same period.

For the 12-month period, domestic equities, as represented by the S&P® 500 Index,3 returned 15.06%, outperforming fixed income, as represented by the Barclays Capital U.S. Aggregate Bond Index,4 which returned 6.54%. Furthermore, domestic equities outperformed international equities, as represented by the MSCI EAFE Index with Gross Dividends,5 which returned 8.21% for the period. High-yield corporates, as represented by the BofA Merrill Lynch High Yield Master II Constrained Index,6 returned 15.07% and outperformed investment-grade corporates, as represented by the Barclays Capital Baa Bond Index,7 which returned 9.99% for the period.

Detracting from relative Fund performance was the Fund’s exposure to the international large-cap asset class, as well as fixed-income, with the exception of the high-yield sector, which benefited relative Fund performance. Among the most significant detractors from the Fund’s relative performance was the portfolio’s exposure to the international large-cap class and currencies. Shares of international large-cap holding Irish Life & Permanent Group Holdings plc, an Ireland-based financial services company, dropped during the second quarter of 2010 due to investors’ concerns about the company’s ‘BBB+’ credit rating and need for government support. In addition, the portfolio’s exposure to certain currencies, specifically the Czech koruna, Hungarian forint, Romanian new leu, and Polish zloty, exhibited notable volatility. Investors’ concerns over the sovereign balance sheets in peripheral Europe (i.e., Greece, Spain, Portugal, and Ireland) negatively affected the currencies of emerging central and Eastern Europe.

Contributing to relative Fund performance was the Fund’s exposure to U.S. equities, specifically the large and mid-cap asset classes, as well as to the international small-cap asset class. Among the most significant contributors to the Fund’s relative performance was the Fund’s exposure to the U.S. mid-cap growth and international small-cap asset classes. Shares of U.S. mid-cap growth holding Limited Brands, a specialty retailer of women’s apparel, accessories, and beauty products, benefited from strong sales, which were helped by customers buying full-priced items, as well as from an unexpected dividend payment as a result of the company’s strong balance sheet. In addition, shares of international small-cap holding Megaworld Corporation, a Philippines-based real estate company, were boosted due to the rise in the company’s residential project launches as demand for condominiums in the Philippines increased during the second half of the year.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The J.P. Morgan Emerging Local Markets Index Plus (ELMI+) tracks total returns for local currency-denominated money market instruments in 24 emerging markets countries.

2  The MSCI World Index with Gross Dividends is a free float-adjusted market capitalization index that is designed to measure global developed market equity market performance of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

The MSCI World Index with Net Dividends is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World Index with Net Dividends approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. Unlike the index, the Fund’s performance reflects the extent to which the Fund is able to benefit from foreign tax withholdings at taxable treaty rates. Accordingly, the index performance would be higher if it used the same methodology.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

5  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 27, 2010, the MSCI EAFE Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EAFE Index is calculated with both gross and net dividends. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

6  The BofA Merrill Lynch High Yield Master II Constrained Index tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, including 144A issues. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule, and a minimum amount outstanding of $100 million. Bonds must be rated below investment grade based on a composite of Moody’s and Standard & Poor’s. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap is increased on a pro-rata basis.

7  The Barclays Capital Baa Bond Index is a subset of the Barclays Capital Aggregate Bond Index, which includes only corporate bonds with a rating of Baa1, Baa2, or Baa3.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds’ prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Funds’ returns would have been lower.

The views of the Funds’ management and the portfolio holdings described above are as of

December 31, 2010; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See “Notes to Financial Statements” for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds’ prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JPMorgan Emerging Local Markets Index Plus, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.83%	3.98%	5.09%	–
Class B4	1.10%	4.18%	5.06%	–
Class C5	5.09%	4.35%	4.96%	–
Class F6	6.20%	–	–	5.00%
Class I7	6.17%	5.39%	–	4.36%
Class P8	5.87%	5.02%	5.49%	–
Class R2[9]	5.54%	–	–	4.63%
Class R3[10]	5.49%	–	–	4.64%

1    Reflects the deduction of the maximum initial sales charge of 4.75%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Global Allocation Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the MSCI World Index with Gross Dividends and the MSCI World Index with Net Dividends, assuming reinvestment of all dividends and distributions. With Net Dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the MSCI World Index. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	4.99%	3.66%	1.68%	–
Class B4	6.60%	4.07%	1.75%	–
Class C5	10.58%	4.22%	1.61%	–
Class F6	11.57%	–	–	-1.45%
Class I7	11.69%	5.27%	–	7.51%
Class R2[8]	11.63%	–	–	3.52%
Class R3[9]	11.17%	–	–	3.34%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Class R2 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

9    Class R3 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 through December 31, 2010).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 7/1/10 – 12/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/10	12/31/10	7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,092.90	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$6.06
Class B
Actual	$1,000.00	$1,089.00	$9.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.92	$9.35
Class C
Actual	$1,000.00	$1,088.80	$9.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.92	$9.35
Class F
Actual	$1,000.00	$1,094.10	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.79
Class I
Actual	$1,000.00	$1,095.00	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.28
Class P
Actual	$1,000.00	$1,092.50	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.56
Class R2
Actual	$1,000.00	$1,089.70	$7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.99	$7.32
Class R3
Actual	$1,000.00	$1,092.20	$7.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.47	$6.82

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.19% for Class A, 1.84% for Classes B and C, 0.94% for Class F, 0.84% for Class I, 1.29% for Class P, 1.44% for Class R2 and 1.34% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2010

Sector*	%**	Sector*	%**
Agency	3.20%	Foreign Government	9.83%
Asset-Backed	14.50%	Health Care	1.79%
Automotive	1.72%	Insurance	0.76%
Banking	8.93%	Media	1.83%
Basic Industry	2.15%	Mortgage-Backed	34.05%
Capital Goods	0.75%	Services	2.78%
Consumer Cyclical	0.19%	Technology & Electronics	0.90%
Consumer Non-Cyclical	2.95%	Telecommunications	2.35%
Energy	3.02%	Utility	5.28%
Financial Services	1.80%	Short-Term Investment	1.22%
		Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Allocation Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	7/1/10	12/31/10	7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,203.70	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.79
Class B
Actual	$1,000.00	$1,198.90	$5.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09
Class C
Actual	$1,000.00	$1,198.50	$5.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09
Class F
Actual	$1,000.00	$1,204.30	$0.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.70	$0.51
Class I
Actual	$1,000.00	$1,205.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.21	$0.00
Class R2
Actual	$1,000.00	$1,203.80	$0.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.72	$0.51
Class R3
Actual	$1,000.00	$1,203.30	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.55

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A and 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.10% R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Global Allocation Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

December 31, 2010

Portfolio Allocation	%*
Equity	73.06%
Fixed Income	26.74%
Short-Term Investment	0.20%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 14.75%

Automobiles 6.09%
Bank of America Auto Trust 2010-1A A2†	0.75%		6/15/2012	0.15	$749	$749,636
Capital Auto Receivables Asset Trust 2008-1 A3B	1.26%	#	8/15/2012	0.23	343	343,747
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.11%	#	1/15/2013	0.04	572	574,051
Capital One Prime Auto Receivables Trust 2007-1 A4	0.28%	#	12/15/2012	0.44	731	730,283
CarMax Auto Owner Trust 2010-1 A2	0.83%		11/15/2012	0.31	768	769,026
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	0.89	650	650,188
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	0.18	690	691,119
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	0.79	1,000	1,000,311
Chrysler Financial Lease Trust 2010-A A2†	1.78%		6/15/2011	–	393	393,891
Ford Credit Auto Lease Trust 2009-A A3†	3.71%		1/15/2014	0.34	869	877,968
Ford Credit Auto Lease Trust 2010-A A2†	1.04%		3/15/2013	0.26	871	871,337
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	0.90	620	620,001
Ford Credit Auto Owner Trust 2007-B A3B	0.60%	#	11/15/2011	0.04	140	139,868
Ford Credit Auto Owner Trust 2009-E A2	0.80%		3/15/2012	0.15	716	716,477
Ford Credit Auto Owner Trust 2010-B A2	0.65%		12/15/2012	0.54	400	400,289
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	0.03	29	29,357
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	0.19	537	537,656
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%		11/15/2013	0.93	750	750,188
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	0.22	738	738,474
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	0.13	697	697,321

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
Automobiles (continued)
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	0.35	$1,000	$1,000,880
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	0.26	917	922,391
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	0.38	1,366	1,380,880
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	0.25	395	395,442
World Omni Auto Receivables Trust 2010-A A2	0.70%		6/15/2012	0.25	811	811,391

Total						16,792,172

Credit Cards 5.73%
Bank of America Credit Card Trust 2007-A2	0.28%	#	6/17/2013	0.04	1,050	1,049,916
Bank of America Credit Card Trust 2008-A5	1.46%	#	12/16/2013	0.04	1,500	1,508,156
Capital One Multi-Asset Execution Trust 2004-A5	0.41%	#	3/17/2014	0.04	1,300	1,299,604
Capital One Multi-Asset Execution Trust 2005-A1	0.33%	#	1/15/2015	0.03	1,000	996,256
Capital One Multi-Asset Execution Trust 2006-A4	0.30%	#	12/16/2013	0.04	883	882,842
Chase Issuance Trust 2005-A2	0.33%	#	12/15/2014	0.04	965	963,002
Chase Issuance Trust 2006-A1 A	0.30%	#	4/15/2013	0.04	1,500	1,499,731
Chase Issuance Trust 2006-B1	0.41%	#	4/15/2013	0.04	500	499,855
Citibank Credit Card Issuance Trust 2005-A8	0.331%	#	10/20/2014	0.04	1,000	996,277
Citibank Credit Card Issuance Trust 2009-A1	2.01%	#	3/17/2014	0.05	1,200	1,221,749
Citibank Omni Master Trust 2009-A8†	2.36%	#	5/16/2016	0.05	650	658,302
Discover Card Master Trust 2009-A1	1.56%	#	12/15/2014	0.05	450	456,104
Discover Card Master Trust I 2006-1 A2	0.31%	#	8/16/2013	0.04	1,242	1,241,809
Discover Card Master Trust I 2006-2 A2	0.29%	#	1/16/2014	0.04	1,000	999,223
GE Capital Credit Card Master Note Trust 2009-1 A	2.36%	#	4/15/2015	0.05	1,100	1,124,022
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.32%	#	5/15/2015	0.03	420	417,726

Total						15,814,574

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
Home Equity 0.03%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.56	$84	$79,959

Other 2.90%
CNH Equipment Trust 2007-A A4	0.30%	#	9/17/2012	0.04	494	494,472
Nelnet Student Loan Trust 2010-4A A†	1.069%	#	4/25/2046	0.06	800	801,012
SLM Student Loan Trust 2007-2 A2	0.288%	#	7/25/2017	0.05	1,374	1,363,576
SLM Student Loan Trust 2007-6 A1	0.458%	#	4/27/2015	0.06	354	354,375
SLM Student Loan Trust 2007-7 A2(a)	0.488%	#	1/25/2016	0.05	1,464	1,460,657
SLM Student Loan Trust 2007-8 A1	0.518%	#	7/27/2015	0.06	304	304,230
SLM Student Loan Trust 2008-2 A1	0.588%	#	1/25/2015	0.06	1,241	1,241,872
SLM Student Loan Trust 2008-3 A1	0.788%	#	1/25/2014	0.06	726	727,298
SLM Student Loan Trust 2008-4 A1	0.968%	#	7/25/2013	0.06	1,249	1,250,192

Total						7,997,684

Total Asset-Backed Securities (cost $40,678,034)						40,684,389

CORPORATE BONDS 36.07%

Aerospace/Defense 0.18%
Northrop Grumman Systems Corp.	7.125%		2/15/2011	0.11	500	503,518

Airlines 0.49%
Southwest Airlines Co.†	10.50%		12/15/2011	0.91	1,250	1,346,294

Auto Loans 0.65%
PACCAR Financial Corp.	1.04%	#	4/1/2011	0.24	1,800	1,799,827

Auto Parts & Equipment 0.44%
Johnson Controls, Inc.	5.25%		1/15/2011	0.03	1,200	1,201,394

Banking 8.72%
Banco Santander Chile (Chile)†(b)	1.539%	#	4/20/2012	1.28	1,000	1,000,010
Bank of America Corp.	2.10%		4/30/2012	1.30	2,800	2,859,072
Bank of Nova Scotia (Canada)(b)	0.311%	#	7/6/2011	0.52	1,000	999,998
Barclays Bank plc (United Kingdom)†(b)	2.50%		9/21/2015	4.38	800	771,846
Bear Stearns Cos. LLC	5.50%		8/15/2011	0.60	1,100	1,133,855
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%		11/2/2015	4.52	700	671,164
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%		2/4/2013	2.03	730	743,429

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
Banking (continued)
Cie de Financement Foncier (France)†(b)	2.125%		4/22/2013	2.24	$800	$807,258
Commonwealth Bank of Australia (Australia)†(b)	0.586%	#	11/4/2011	0.85	1,300	1,300,835
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	3.69	720	743,677
Deutsche Bank AG	0.589%	#	1/19/2012	1.06	1,000	1,001,178
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	4.48	800	761,821
Export-Import Bank of Korea (South Korea)(b)	5.125%		2/14/2011	0.12	1,000	1,003,658
FIH Erhvervsbank AS (Denmark)†(b)	1.75%		12/6/2012	1.90	930	942,638
Korea Development Bank (South Korea)(b)	5.75%		5/13/2012	1.32	250	263,312
NIBC Bank NV (Netherlands)†(b)	2.80%		12/2/2014	3.70	785	809,885
Societe Financement de l’Economie Francaise (France)†(b)	3.375%		5/5/2014	3.15	2,130	2,245,109
Stadshypotek AB (Sweden)†(b)	1.45%		9/30/2013	2.68	600	599,675
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%		7/29/2015	4.28	500	492,370
U.S. Central Federal Credit Union	1.90%		10/19/2012	1.76	2,205	2,252,213
Western Corporate Federal Credit Union	1.75%		11/2/2012	1.79	1,200	1,222,249
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	3.47	1,380	1,427,316

Total						24,052,568

Beverages 1.21%
Anheuser-Busch InBev Worldwide, Inc.	1.033%	#	3/26/2013	0.22	1,500	1,514,601
Dr. Pepper Snapple Group, Inc.	1.70%		12/21/2011	0.95	1,500	1,513,750
SABMiller plc (United Kingdom)†(b)	6.20%		7/1/2011	0.49	305	312,908

Total						3,341,259

Chemicals 0.61%
Air Products & Chemicals, Inc.	6.25%		2/7/2011	0.09	500	501,811
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	7.75%		5/31/2011	0.42	1,140	1,173,025

Total						1,674,836

Computer Hardware 0.36%
Hewlett-Packard Co.	0.427%	#	9/13/2012	0.19	1,000	1,001,586

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
Consumer/Commercial/Lease Financing 1.76%
General Electric Capital Corp.	0.562%	#	9/15/2014	0.19	$3,000	$2,914,161
General Electric Capital Corp.	2.00%		9/28/2012	1.70	1,900	1,941,574

Total						4,855,735

Department Stores 0.19%
Macy’s Retail Holdings, Inc.	7.45%		9/15/2011	0.67	$500	$521,250

Diversified Capital Goods 0.55%
Siemens Financieringsmaatschappij NV (Netherlands)(b)	0.452%	#	3/16/2012	1.22	1,520	1,520,187

Electric: Generation 0.31%
Old Dominion Electric Cooperative	6.25%		6/1/2011	0.40	850	869,071

Electric: Integrated 4.48%
Allegheny Energy Supply Co. LLC†	8.25%		4/15/2012	1.21	295	316,599
Arizona Public Service Co.	6.375%		10/15/2011	0.76	500	520,788
Commonwealth Edison Co.	6.15%		3/15/2012	1.15	1,000	1,062,304
DPL, Inc.	6.875%		9/1/2011	0.64	800	830,387
DTE Energy Co.	7.05%		6/1/2011	0.40	850	871,482
KCP&L Greater Missouri Operations Co.	7.95%		2/1/2011	0.07	500	502,521
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	1.39	350	397,146
Nevada Power Co.	8.25%		6/1/2011	0.40	1,075	1,107,582
NextEra Energy Capital Holdings, Inc.	0.686%	#	11/9/2012	0.10	2,000	2,010,228
NextEra Energy Capital Holdings, Inc.	1.182%	#	6/17/2011	0.20	1,750	1,756,489
South Carolina Electric & Gas Co.	6.70%		2/1/2011	0.07	236	237,048
Southern Co.	0.689%	#	10/21/2011	0.05	2,225	2,232,567
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%		10/25/2012	1.70	500	523,570

Total						12,368,711

Electronics 0.33%
Koninklijke Philips Electronics NV (Netherlands)(b)	1.452%	#	3/11/2011	0.19	900	901,974

Energy: Exploration & Production 0.81%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	4.50%		9/30/2012	1.68	890	938,998
Woodside Finance Ltd. (Australia)†(b)	6.70%		8/1/2011	0.56	1,250	1,290,386

Total						2,229,384

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
Environmental 0.55%
Allied Waste North America, Inc.	6.375%		4/15/2011	0.28	$1,500	$1,522,262

Food: Wholesale 1.67%
HJ Heinz Finance Co.	6.625%		7/15/2011	0.51	3,000	3,093,672
WM Wrigley Jr. Co.†	1.678%	#	6/28/2011	0.23	1,500	1,500,906

Total						4,594,578

Gas Distribution 1.05%
AGL Capital Corp.	7.125%		1/14/2011	0.03	500	500,703
Enterprise Products Partners LP	7.50%		2/1/2011	0.07	1,600	1,607,096
Kinder Morgan Energy Partners LP	7.125%		3/15/2012	1.14	500	533,551
Transcontinental Gas Pipe Line Corp.	7.00%		8/15/2011	0.59	250	259,360

Total						2,900,710

Health Services 0.10%
McKesson Corp.	7.75%		2/1/2012	1.01	250	267,316

Integrated Energy 1.09%
BP Capital Markets plc (United Kingdom)(b)	1.55%		8/11/2011	0.61	150	150,700
Petronas Capital Ltd. (Malaysia)†(b)	7.00%		5/22/2012	1.33	750	806,911
Shell International Finance BV (Netherlands)(b)	1.30%		9/22/2011	0.72	1,000	1,006,666
Total Capital SA (France)(b)	5.00%		10/10/2011	0.77	1,000	1,030,642

Total						2,994,919

Life Insurance 0.74%
MetLife, Inc.	1.536%	#	8/6/2013	0.09	2,000	2,032,398

Managed Care 1.11%
UnitedHealth Group, Inc.	1.586%	#	2/7/2011	0.09	1,450	1,451,595
WellPoint, Inc.	5.00%		1/15/2011	0.03	1,600	1,601,699

Total						3,053,294

Media: Cable 1.79%
Comcast Cable Communications LLC	6.75%		1/30/2011	0.07	2,250	2,259,299
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%		6/15/2015	0.07	1,500	1,558,125
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%		5/15/2016	1.30	1,000	1,109,980

Total						4,927,404

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)		Value
Medical Products 0.18%
Bio-Rad Laboratories, Inc.	7.50%		8/15/2013	0.01		$500	$509,375

Metals/Mining (Excluding Steel) 1.50%
Freeport-McMoRan Copper & Gold, Inc.	8.25%		4/1/2015	0.24		2,475	2,610,355
Xstrata Canada Corp. (Canada)(b)	8.375%		2/15/2011	0.12		1,500	1,512,801

Total							4,123,156

Non-Electric Utilities 0.36%
Southwest Gas Corp.	8.375%		2/15/2011	0.11		980	987,725

Pharmaceuticals 0.36%
Roche Holdings, Inc.†	2.288%	#	2/25/2011	0.14		1,000	1,003,143

Railroads 0.96%
CSX Corp.	6.75%		3/15/2011	0.19		2,625	2,654,736

Real Estate Investment Trusts 0.32%
Federal Realty Investment Trust	4.50%		2/15/2011	0.11		875	878,442

Software/Services 0.19%
Intuit, Inc.	5.40%		3/15/2012	1.15		500	523,765

Telecommunications: Integrated/Services 0.84%
Telefonica Emisiones SAU (Spain)(b)	5.984%		6/20/2011	0.47		2,000	2,044,586
TELUS Corp. (Canada)(b)	8.00%		6/1/2011	0.41		275	282,528

Total							2,327,114

Telecommunications: Wireless 1.46%
Cellco Partnership/Verizon Wireless Capital LLC	2.884%	#	5/20/2011	0.13		1,000	1,010,121
Vodafone Group plc (United Kingdom)(b)	0.642%	#	6/15/2011	0.46		3,000	3,004,554

Total							4,014,675

Transportation (Excluding Air/Rail) 0.71%
FedEx Corp.	7.25%		2/15/2011	0.11		1,955	1,968,974

Total Corporate Bonds (cost $99,165,781)							99,471,580

FOREIGN GOVERNMENT OBLIGATIONS 9.61%

Hungary 2.22%
Hungary Government Bond(c)	7.50%		2/12/2011	0.10	HUF	1,270,500	6,114,460

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)		Value
Mexico 0.49%
United Mexican States(b)	7.50%	1/14/2012	0.97		$1,250	$1,340,625

Panama 0.20%
Republic of Panama(b)	7.25%	3/15/2015	3.61		30	34,800
Republic of Panama(b)	9.625%	2/8/2011	0.09		500	508,250

Total						543,050

Poland 2.60%
Poland Government Bond(c)	4.25%	5/24/2011	0.38	PLN	18,083	6,115,180
Poland Government Bond(b)	6.25%	7/3/2012	1.44		$1,000	1,066,275

Total						7,181,455

Turkey 3.98%
Turkey Government Bond(c)	Zero Coupon	2/2/2011	0.08	TRY	17,000	10,979,203

United Arab Emirates 0.12%
Emirate of Abu Dhabi†(b)	5.50%	8/2/2012	1.49		$300	319,149

Total Foreign Government Obligations (cost $27,664,044)						26,477,942

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 4.43%
Federal Home Loan Mortgage Corp. 2564 PD	5.00%	9/15/2016	0.55		943	963,340
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	4.50		1,806	1,860,671
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	4.62		1,884	1,929,763
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	4.89		2,260	2,298,048
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	5.13		794	781,660
Federal National Mortgage Assoc. 2004-61 A	5.00%	2/25/2018	0.58		1,444	1,474,289
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	0.79		757	776,851
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019	2.54		1,271	1,298,420
Federal National Mortgage Assoc. 2010-M3 A1	2.587%	3/25/2020	3.08		816	830,224

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,193,146)						12,213,266

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.74%
Federal Home Loan Mortgage Corp.	4.00%		5/1/2011	0.28	$49	$49,248
Federal Home Loan Mortgage Corp.	4.861%	#	5/1/2035	1.00	1,203	1,258,067
Federal Home Loan Mortgage Corp.	4.938%	#	7/1/2035	1.13	634	666,251
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.69	419	445,906
Federal Home Loan Mortgage Corp.	5.054%	#	9/1/2035	2.51	929	989,097
Federal Home Loan Mortgage Corp.(d)	5.50%		TBA	2.78	2,700	2,877,611
Federal Home Loan Mortgage Corp.	5.542%	#	6/1/2036	0.52	896	940,090
Federal Home Loan Mortgage Corp.	5.691%	#	11/1/2037	1.21	366	388,217
Federal National Mortgage Assoc.	2.95%		3/1/2015	3.91	1,000	988,074
Federal National Mortgage Assoc.	3.18%		11/1/2014	3.53	1,182	1,225,197
Federal National Mortgage Assoc.	4.00%		1/1/2011	0.07	6	5,724
Federal National Mortgage Assoc.	4.00%		6/1/2011	0.31	472	480,303

Total Government Sponsored Enterprises Pass-Throughs (cost $10,234,565)						10,313,785

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 27.89%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	0.90	960	989,255
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	0.79	571	591,313
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	0.65	1,089	1,104,081
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	2.07	654	686,182
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	0.16	113	112,996
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	0.10	108	107,961
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3	5.61%		11/15/2033	0.47	477	484,721
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%		3/13/2040	0.88	927	942,097
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	0.51	1,160	1,171,877
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	0.10	280	280,045
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.512%	#	4/12/2038	0.12	552	553,519
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%		10/12/2041	3.11	800	861,698

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2007-BBA8 A1†	0.33%	#	3/15/2022	0.02	$374	$367,230
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%		9/11/2042	0.86	1,351	1,385,487
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	1.96	1,115	1,127,071
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%		6/10/2038	2.07	1,220	1,268,239
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	0.25	611	615,058
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	3.95	749	751,167
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%		2/15/2039	1.64	983	1,012,480
Credit Suisse Mortgage Capital 2006-C1 A3	5.539%	#	2/15/2039	2.82	770	812,954
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	0.64	1,004	1,031,795
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%		12/15/2035	0.32	287	290,465
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%		12/15/2035	0.82	1,224	1,270,058
CS First Boston Mortgage Securities Corp. 2002-CKS4 A1	4.485%		11/15/2036	0.16	107	107,107
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	1.32	860	897,044
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	1.61	1,275	1,338,836
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	2.18	900	963,608
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	1.87	1,549	1,629,980
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%		11/15/2037	0.12	1,051	1,050,190
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%		10/14/2022	3.35	489	507,603
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%		6/10/2038	0.64	1,425	1,463,495
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	0.92	1,290	1,343,886
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%		8/11/2036	1.29	1,135	1,187,910

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GE Capital Commercial Mortgage Corp. 2002-3A A1	4.229%		12/10/2037	0.36	$336	$338,885
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	1.49	1,580	1,658,943
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	2.09	210	223,299
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%		7/10/2039	0.25	85	85,161
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	0.81	833	839,727
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%		11/15/2039	0.60	970	995,638
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	1.04	1,555	1,618,321
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%		7/10/2039	1.53	1,025	1,076,272
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	0.97	658	668,047
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	1.92	750	778,224
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.471%	#	5/10/2040	2.31	900	969,483
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	0.11	1,091	1,091,600
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	1.49	1,400	1,466,632
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%		7/5/2035	2.05	1,910	1,988,617
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%		1/5/2036	2.37	1,000	1,064,758
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	1.16	809	815,590
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1.04	1,003	1,030,360
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	1.83	498	519,251
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%		11/10/2039	0.63	647	658,826
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	4.20	688	702,651

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2010-C2 A1†	3.85%		12/10/2043	4.35	$799	$815,102
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%		4/15/2035	0.36	776	786,312
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	0.62	810	831,740
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%		7/12/2037	0.18	218	218,698
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	1.19	1,200	1,254,295
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	1.61	1,000	1,053,810
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	1.55	1,193	1,254,631
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%		7/12/2037	1.22	444	458,172
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1.02	1,446	1,474,410
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%		7/15/2042	0.04	140	140,305
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%		10/15/2042	1.92	884	926,871
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	1.33	1,150	1,191,515
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%		3/15/2031	0.86	950	992,106
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%		9/15/2031	1.49	1,000	1,046,217
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	0.27	111	111,870
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	0.08	511	511,485
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%		3/15/2032	0.03	18	17,931

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	0.95	$1,000	$1,025,709
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	1.45	637	649,020
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.22%	#	11/12/2037	1.43	501	503,165
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	0.11	245	245,006
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	2.03	384	389,111
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	0.11	376	376,128
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	0.18	1,057	1,060,755
Morgan Stanley Capital I 2006-HQ8 A2	5.374%		3/12/2044	0.11	716	715,374
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	0.89	413	413,154
Morgan Stanley Capital I 2006-T23 AAB	5.795%	#	8/12/2041	2.56	1,000	1,085,001
Morgan Stanley Dean Witter Capital I 2001-TOP1 A4	6.66%		2/15/2033	0.08	507	506,436
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	0.36	789	800,332
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%		3/12/2035	1.22	953	981,444
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	3.87	1,335	1,373,669
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3	4.865%		3/18/2036	1.31	475	494,603
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%		4/15/2034	1.00	1,280	1,337,735
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	0.41	462	462,950
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%		6/15/2035	1.97	980	1,018,984
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	1.20	785	791,505
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	1.95	573	600,813
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	1.39	1,000	1,035,156

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.204%	#	10/15/2044	3.68	$1,000	$1,081,892

Total Non-Agency Commercial Mortgage-Backed Securities (cost $76,423,929)						76,931,105

Total Long-Term Investments 96.49% (cost $266,359,499)						266,092,067

SHORT-TERM INVESTMENT 1.19%

Foreign Government Obligation

Israel
Israel Treasury Bill—Makam(c) (cost $3,232,487)	Zero Coupon		2/2/2011	0.09	ILS 11,727	3,296,515

Total Investments in Securities 97.68% (cost $269,591,986)						269,388,582

Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 2.32%						6,393,965

Net Assets 100.00%						$275,782,547

HUF	Hungarian forint
ILS	Israeli new shekel.
PLN	Polish zloty.
TRY	Turkish lira.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2010.
~	Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest-rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.
(a)	Security pledged as collateral to cover margin requirements for open futures contracts as of December 31, 2010 (See Note 2(h)).
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Open Futures Contracts at December 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2011	207	Short	$(45,313,594)	$40,794
U.S. 5-Year Treasury Note	March 2011	250	Short	(29,429,687)	466,563

Totals				$(74,743,281)	$507,357

Open Forward Foreign Currency Exchange Contracts at December 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	UBS AG	1/24/2011	12,520,000	$3,092,885	$3,138,479	$45,594
Argentine peso	Buy	UBS AG	1/24/2011	5,880,000	1,463,415	1,473,982	10,567
Argentine peso	Buy	UBS AG	1/24/2011	550,000	137,123	137,873	750
Argentine peso	Buy	Credit Suisse	3/14/2011	12,980,000	3,208,107	3,217,367	9,260
Argentine peso	Buy	Credit Suisse	3/14/2011	1,420,000	351,964	351,977	13
Brazilian real	Buy	Barclays Bank plc	2/22/2011	5,405,000	3,122,472	3,220,219	97,747
Brazilian real	Buy	Barclays Bank plc	2/22/2011	345,000	196,693	205,546	8,853
Brazilian real	Buy	UBS AG	3/14/2011	8,320,000	4,770,369	4,937,440	167,071
Brazilian real	Buy	UBS AG	3/14/2011	480,000	277,794	284,852	7,058
Chilean peso	Buy	UBS AG	1/24/2011	84,000,000	171,990	179,203	7,213
Chilean peso	Buy	UBS AG	1/24/2011	66,000,000	134,529	140,802	6,273
Chilean peso	Buy	Credit Suisse	2/22/2011	390,000,000	796,325	829,983	33,658
Chilean peso	Buy	UBS AG	3/14/2011	2,840,000,000	5,813,716	6,033,836	220,120
Chilean peso	Buy	UBS AG	3/14/2011	120,000,000	247,270	254,951	7,681
Chinese yuan renminbi	Buy	UBS AG	1/24/2011	660,000	100,136	100,124	(12)
Chinese yuan renminbi	Buy	UBS AG	1/24/2011	27,130,000	4,081,541	4,115,713	34,172
Chinese yuan renminbi	Buy	Credit Suisse	3/14/2011	2,230,000	339,525	338,350	(1,175)
Colombian peso	Buy	UBS AG	1/24/2011	2,920,000,000	1,619,343	1,528,486	(90,857)
Colombian peso	Buy	UBS AG	1/24/2011	1,150,000,000	639,646	601,972	(37,674)
Colombian peso	Buy	UBS AG	1/24/2011	200,000,000	111,658	104,691	(6,967)
Colombian peso	Buy	Goldman Sachs	2/22/2011	3,400,000,000	1,865,057	1,787,669	(77,388)
Colombian peso	Buy	Goldman Sachs	2/22/2011	260,000,000	138,298	136,704	(1,594)
Colombian peso	Buy	UBS AG	3/14/2011	2,440,000,000	1,278,826	1,283,880	5,054
Colombian peso	Buy	UBS AG	3/14/2011	910,000,000	478,695	478,824	129
Czech koruna	Buy	Morgan Stanley	1/24/2011	104,800,000	5,958,947	5,591,689	(367,258)
Czech koruna	Buy	Morgan Stanley	1/24/2011	3,350,000	190,861	178,742	(12,119)
Czech koruna	Buy	Morgan Stanley	1/24/2011	2,850,000	163,043	152,064	(10,979)
Czech koruna	Buy	Goldman Sachs	2/22/2011	55,100,000	3,195,314	2,939,404	(255,910)
Czech koruna	Buy	Goldman Sachs	2/22/2011	3,900,000	220,339	208,052	(12,287)
Czech koruna	Buy	Goldman Sachs	2/22/2011	4,000,000	220,799	213,387	(7,412)
Czech koruna	Buy	Barclays Bank plc	3/14/2011	185,000,000	9,773,364	9,867,557	94,193
Czech koruna	Buy	Barclays Bank plc	3/14/2011	3,650,000	192,414	194,684	2,270
Hong Kong dollar	Buy	Barclays Bank plc	2/22/2011	53,900,000	6,959,958	6,937,348	(22,610)
Hong Kong dollar	Buy	Barclays Bank plc	2/22/2011	1,500,000	193,687	193,062	(625)
Hong Kong dollar	Buy	Barclays Bank plc	2/22/2011	1,300,000	167,865	167,320	(545)
Hong Kong dollar	Buy	Morgan Stanley	3/14/2011	72,080,000	9,289,756	9,279,001	(10,755)
Hong Kong dollar	Buy	Morgan Stanley	3/14/2011	1,700,000	218,678	218,844	166
Hong Kong dollar	Buy	Morgan Stanley	3/14/2011	26,000,000	3,347,108	3,347,032	(76)
Hong Kong dollar	Buy	Morgan Stanley	3/14/2011	4,500,000	580,207	579,294	(913)
Hungarian forint	Buy	Barclays Bank plc	1/24/2011	185,000,000	938,610	887,452	(51,158)
Hungarian forint	Buy	Barclays Bank plc	1/24/2011	38,000,000	189,863	182,288	(7,575)
Hungarian forint	Buy	Barclays Bank plc	1/24/2011	27,000,000	138,164	129,520	(8,644)
Hungarian forint	Buy	UBS AG	2/22/2011	393,000,000	2,028,701	1,879,163	(149,538)
Hungarian forint	Buy	UBS AG	2/22/2011	39,000,000	194,971	186,482	(8,489)

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Hungarian forint	Buy	UBS AG	2/22/2011	28,000,000	$138,408	$133,884	$(4,524)
Hungarian forint	Buy	Morgan Stanley	3/11/2011	1,505,000,000	7,127,634	7,181,723	54,089
Hungarian forint	Buy	Morgan Stanley	3/11/2011	45,000,000	214,225	214,736	511
Indian rupee	Buy	UBS AG	2/22/2011	105,920,000	2,376,486	2,347,685	(28,801)
Indian rupee	Buy	Goldman Sachs	3/14/2011	200,000,000	4,373,497	4,415,632	42,135
Indian rupee	Buy	Goldman Sachs	3/14/2011	61,500,000	1,338,703	1,357,807	19,104
Indian rupee	Buy	Goldman Sachs	3/14/2011	12,500,000	273,943	275,977	2,034
Indonesian rupiah	Buy	UBS AG	1/24/2011	22,700,000,000	2,518,305	2,511,689	(6,616)
Indonesian rupiah	Buy	UBS AG	1/24/2011	1,450,000,000	161,662	160,438	(1,224)
Indonesian rupiah	Buy	Barclays Bank plc	2/22/2011	29,650,000,000	3,301,782	3,265,997	(35,785)
Indonesian rupiah	Buy	Barclays Bank plc	2/22/2011	1,500,000,000	167,937	165,227	(2,710)
Indonesian rupiah	Buy	UBS AG	3/14/2011	15,400,000,000	1,695,102	1,691,064	(4,038)
Indonesian rupiah	Buy	UBS AG	3/14/2011	3,100,000,000	345,596	340,409	(5,187)
Indonesian rupiah	Buy	UBS AG	3/14/2011	2,500,000,000	276,978	274,524	(2,454)
Israeli new shekel	Buy	UBS AG	1/24/2011	5,000,000	1,371,366	1,408,611	37,245
Israeli new shekel	Buy	UBS AG	1/24/2011	600,000	165,499	169,033	3,534
Israeli new shekel	Buy	UBS AG	1/24/2011	5,000,000	1,363,029	1,408,610	45,581
Israeli new shekel	Buy	Morgan Stanley	3/14/2011	600,000	165,746	168,935	3,189
Israeli new shekel	Buy	Morgan Stanley	3/14/2011	10,550,000	2,898,192	2,970,435	72,243
Malaysian ringgit	Buy	Barclays Bank plc	1/24/2011	930,000	300,097	301,171	1,074
Malaysian ringgit	Buy	Barclays Bank plc	1/24/2011	420,000	134,853	136,012	1,159
Malaysian ringgit	Buy	Goldman Sachs	2/22/2011	8,640,000	2,779,923	2,792,850	12,927
Malaysian ringgit	Buy	Goldman Sachs	2/22/2011	520,000	167,095	168,088	993
Malaysian ringgit	Buy	UBS AG	3/14/2011	6,110,000	1,935,075	1,972,653	37,578
Malaysian ringgit	Buy	UBS AG	3/14/2011	525,000	170,455	169,500	(955)
Mexican peso	Buy	Barclays Bank plc	1/24/2011	32,250,000	2,559,016	2,607,896	48,880
Mexican peso	Buy	Barclays Bank plc	1/24/2011	2,700,000	216,407	218,336	1,929
Mexican peso	Buy	Barclays Bank plc	1/24/2011	1,665,000	133,517	134,640	1,123
Mexican peso	Buy	Barclays Bank plc	1/24/2011	1,345,000	109,022	108,764	(258)
Mexican peso	Buy	Barclays Bank plc	1/24/2011	3,400,000	277,006	274,941	(2,065)
Mexican peso	Buy	UBS AG	2/22/2011	142,140,000	11,542,490	11,468,700	(73,790)
Mexican peso	Buy	UBS AG	2/22/2011	2,060,000	166,825	166,213	(612)
Mexican peso	Buy	UBS AG	2/22/2011	2,400,000	193,525	193,646	121
Mexican peso	Buy	Morgan Stanley	3/14/2011	4,100,000	330,459	330,259	(200)
Mexican peso	Buy	Morgan Stanley	3/14/2011	3,500,000	281,892	281,928	36
Mexican peso	Buy	Morgan Stanley	3/14/2011	5,500,000	441,129	443,029	1,900
Mexican peso	Buy	Morgan Stanley	3/14/2011	184,600,000	14,852,361	14,869,689	17,328
Peruvian Nuevo sol	Buy	Credit Suisse	3/14/2011	965,000	343,111	342,821	(290)
Peruvian Nuevo sol	Buy	Credit Suisse	3/14/2011	11,775,000	4,151,974	4,183,128	31,154
Philippine peso	Buy	Goldman Sachs	1/24/2011	226,800,000	5,151,033	5,178,044	27,011
Philippine peso	Buy	Goldman Sachs	1/24/2011	7,000,000	160,513	159,816	(697)
Philippine peso	Buy	UBS AG	3/14/2011	117,000,000	2,681,641	2,670,426	(11,215)
Philippine peso	Buy	UBS AG	3/14/2011	10,800,000	248,276	246,501	(1,775)
Polish zloty	Buy	Goldman Sachs	1/24/2011	9,170,000	3,199,675	3,093,637	(106,038)
Polish zloty	Buy	Goldman Sachs	1/24/2011	690,000	243,954	232,782	(11,172)
Polish zloty	Buy	Goldman Sachs	1/24/2011	535,000	186,456	180,490	(5,966)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	310,000	109,579	104,389	(5,190)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	27,460,000	9,911,211	9,246,803	(664,408)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	1,030,000	361,274	346,840	(14,434)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	950,000	331,862	319,900	(11,962)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	640,000	221,086	215,512	(5,574)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	830,000	276,064	279,492	3,428
Polish zloty	Buy	Barclays Bank plc	2/22/2011	3,850,000	1,380,992	1,296,438	(84,554)
Polish zloty	Buy	UBS AG	3/14/2011	1,160,000	385,562	390,105	4,543
Polish zloty	Buy	UBS AG	3/14/2011	31,130,000	10,278,677	10,468,929	190,252
Romanian new leu	Buy	Morgan Stanley	1/24/2011	7,900,000	2,536,930	2,475,398	(61,532)
Romanian new leu	Buy	Morgan Stanley	1/24/2011	425,000	137,407	133,170	(4,237)
Romanian new leu	Buy	Goldman Sachs	2/22/2011	5,500,000	1,800,622	1,717,074	(83,548)

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Romanian new leu	Buy	Goldman Sachs	2/22/2011	525,000	$165,772	$163,903	$(1,869)
Romanian new leu	Buy	Barclays Bank plc	3/14/2011	16,770,000	5,112,026	5,220,450	108,424
Romanian new leu	Buy	Barclays Bank plc	3/14/2011	540,000	165,032	168,101	3,069
Russian ruble	Buy	Barclays Bank plc	1/24/2011	95,600,000	3,157,199	3,126,277	(30,922)
Russian ruble	Buy	Barclays Bank plc	1/24/2011	3,300,000	108,754	107,915	(839)
Russian ruble	Buy	Barclays Bank plc	1/24/2011	6,000,000	193,424	196,210	2,786
Russian ruble	Buy	Barclays Bank plc	3/14/2011	8,700,000	284,128	283,264	(864)
Russian ruble	Buy	Barclays Bank plc	3/14/2011	140,600,000	4,469,167	4,577,799	108,632
Singapore dollar	Buy	Barclays Bank plc	1/24/2011	3,815,000	2,917,157	2,972,770	55,613
Singapore dollar	Buy	Barclays Bank plc	1/24/2011	210,000	161,309	163,639	2,330
Singapore dollar	Buy	Barclays Bank plc	1/24/2011	245,000	189,004	190,912	1,908
Singapore dollar	Buy	Morgan Stanley	2/22/2011	11,905,000	9,282,434	9,276,937	(5,497)
Singapore dollar	Buy	Morgan Stanley	2/22/2011	250,000	194,200	194,812	612
Singapore dollar	Buy	Morgan Stanley	2/22/2011	320,000	248,210	249,359	1,149
Singapore dollar	Buy	Morgan Stanley	2/22/2011	420,000	321,778	327,284	5,506
Singapore dollar	Buy	Goldman Sachs	3/14/2011	16,400,000	12,518,224	12,779,717	261,493
Singapore dollar	Buy	Goldman Sachs	3/14/2011	500,000	383,745	389,626	5,881
Singapore dollar	Buy	Goldman Sachs	3/14/2011	180,000	137,655	140,265	2,610
Singapore dollar	Buy	Goldman Sachs	3/14/2011	180,000	138,896	140,265	1,369
South African rand	Buy	Goldman Sachs	1/24/2011	1,180,000	169,420	178,595	9,175
South African rand	Buy	Goldman Sachs	1/24/2011	945,000	135,875	143,027	7,152
South African rand	Buy	Goldman Sachs	1/24/2011	760,000	107,786	115,027	7,241
South African rand	Buy	Goldman Sachs	1/24/2011	1,165,000	164,790	176,324	11,534
South African rand	Buy	Barclays Bank plc	2/22/2011	9,560,000	1,364,327	1,440,896	76,569
South African rand	Buy	Barclays Bank plc	2/22/2011	37,165,000	5,373,149	5,601,558	228,409
South African rand	Buy	Barclays Bank plc	2/22/2011	1,160,000	165,223	174,837	9,614
South African rand	Buy	Barclays Bank plc	2/22/2011	1,522,000	220,532	229,398	8,866
South African rand	Buy	Morgan Stanley	3/14/2011	8,129,000	1,171,832	1,221,756	49,924
South African rand	Buy	Morgan Stanley	3/14/2011	931,000	137,797	139,925	2,128
South African rand	Buy	Morgan Stanley	3/14/2011	56,250,000	8,050,089	8,454,151	404,062
South Korean won	Buy	UBS AG	1/24/2011	2,120,000,000	1,874,033	1,866,023	(8,010)
South Korean won	Buy	UBS AG	1/24/2011	150,000,000	128,811	132,030	3,219
Taiwan dollar	Buy	Barclays Bank plc	1/24/2011	27,150,000	883,933	931,689	47,756
Taiwan dollar	Buy	Barclays Bank plc	2/22/2011	46,850,000	1,554,929	1,608,750	53,821
Taiwan dollar	Buy	Barclays Bank plc	2/22/2011	4,150,000	139,028	142,503	3,475
Taiwan dollar	Buy	Barclays Bank plc	2/22/2011	4,030,000	137,778	138,384	606
Thai baht	Buy	UBS AG	2/22/2011	52,430,000	1,764,132	1,737,883	(26,249)
Thai baht	Buy	Goldman Sachs	3/14/2011	69,600,000	2,316,139	2,305,797	(10,342)
Thai baht	Buy	Goldman Sachs	3/14/2011	42,800,000	1,420,983	1,417,933	(3,050)
Turkish lira	Buy	Morgan Stanley	1/24/2011	3,180,000	2,206,188	2,054,618	(151,570)
Turkish lira	Buy	Morgan Stanley	1/24/2011	235,000	163,297	151,835	(11,462)
Turkish lira	Buy	Morgan Stanley	1/24/2011	355,000	244,037	229,368	(14,669)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	6,255,000	4,404,930	4,026,744	(378,186)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	2,000,000	1,405,039	1,287,528	(117,511)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	240,000	166,990	154,503	(12,487)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	405,000	278,088	260,725	(17,363)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	322,500	220,634	207,614	(13,020)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	242,500	165,193	156,113	(9,080)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	168,000	110,952	108,153	(2,799)
Turkish lira	Buy	Goldman Sachs	3/14/2011	740,000	493,696	475,131	(18,565)
Turkish lira	Buy	Goldman Sachs	3/14/2011	345,000	219,746	221,514	1,768
Turkish lira	Buy	Goldman Sachs	3/14/2011	215,000	136,621	138,045	1,424
Turkish lira	Buy	Goldman Sachs	3/14/2011	13,930,000	9,268,131	8,944,018	(324,113)
Brazilian real	Sell	Barclays Bank plc	2/22/2011	236,000	136,180	140,605	(4,425)
Brazilian real	Sell	UBS AG	3/14/2011	350,000	207,654	207,705	(51)
Chilean peso	Sell	UBS AG	1/24/2011	150,000,000	320,102	320,005	97
Chilean peso	Sell	UBS AG	3/14/2011	100,000,000	212,404	212,459	(55)

See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Chinese yuan renminbi	Sell	UBS AG	1/24/2011	3,255,000	$493,062	$493,794	$(732)
Chinese yuan renminbi	Sell	UBS AG	1/24/2011	8,535,000	1,282,109	1,294,788	(12,679)
Czech koruna	Sell	Morgan Stanley	1/24/2011	13,400,000	714,552	714,968	(416)
euro	Sell	Barclays Bank plc	2/22/2011	981,352	1,380,993	1,311,199	69,794
euro	Sell	UBS AG	2/22/2011	1,120,000	1,500,822	1,496,448	4,374
euro	Sell	Barclays Bank plc	3/14/2011	3,010,000	3,978,166	4,021,335	(43,169)
Hong Kong dollar	Sell	Barclays Bank plc	2/22/2011	12,920,000	1,661,715	1,662,904	(1,189)
Hungarian forint	Sell	Barclays Bank plc	1/24/2011	180,000,000	862,689	863,467	(778)
Indonesian rupiah	Sell	Barclays Bank plc	2/22/2011	1,241,000,000	136,074	136,698	(624)
Israeli new shekel	Sell	UBS AG	1/24/2011	700,000	197,089	197,206	(117)
Mexican peso	Sell	Barclays Bank plc	1/24/2011	3,404,000	272,200	275,264	(3,064)
Philippine peso	Sell	Goldman Sachs	1/24/2011	57,100,000	1,344,795	1,303,643	41,152
Philippine peso	Sell	Goldman Sachs	1/24/2011	61,100,000	1,396,571	1,394,967	1,604
Polish zloty	Sell	Goldman Sachs	1/24/2011	5,750,000	1,945,209	1,939,849	5,360
Romanian new leu	Sell	Morgan Stanley	1/24/2011	1,185,000	365,177	371,310	(6,133)
Singapore dollar	Sell	Barclays Bank plc	1/24/2011	1,775,000	1,379,446	1,383,137	(3,691)
Singapore dollar	Sell	Barclays Bank plc	1/24/2011	287,000	217,655	223,640	(5,985)
Singapore dollar	Sell	Barclays Bank plc	1/24/2011	320,000	249,610	249,354	256
Singapore dollar	Sell	Morgan Stanley	2/22/2011	325,000	247,406	253,255	(5,849)
South African rand	Sell	Goldman Sachs	1/24/2011	4,050,000	610,257	612,973	(2,716)
South African rand	Sell	Morgan Stanley	3/14/2011	6,450,000	964,486	969,409	(4,923)
South Korean won	Sell	UBS AG	1/24/2011	2,270,000,000	2,024,220	1,998,053	26,167
Turkish lira	Sell	Morgan Stanley	1/24/2011	610,000	407,346	394,125	13,221
Turkish lira	Sell	Morgan Stanley	1/24/2011	322,008	214,386	208,051	6,335
Turkish lira	Sell	Morgan Stanley	1/24/2011	1,330,000	856,076	859,321	(3,245)
Turkish lira	Sell	Barclays Bank plc	2/22/2011	377,100	245,108	242,763	2,345

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(564,906)

See Notes to Financial Statements.

Schedule of Investments

GLOBAL ALLOCATION FUND December 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.83%
Lord Abbett Affiliated Fund, Inc.—Class I(b)	763,461	$8,872
Lord Abbett Research Fund, Inc.—Classic Stock Fund—Class I(c)	402,492	11,918
Lord Abbett Global Fund, Inc.—Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)—Class I(d)	2,764,281	18,604
Lord Abbett Investment Trust—Floating Rate Fund—Class I(e)	312,207	2,916
Lord Abbett Securities Trust—Fundamental Equity Fund—Class I(b)	924,563	11,982
Lord Abbett Research Fund, Inc.—Growth Opportunities Fund— Class I*(f)	510,928	12,109
Lord Abbett Investment Trust—High Yield Fund—Class I(g)	2,637,434	20,598
Lord Abbett Securities Trust—International Core Equity Fund—Class I(h)	761,449	9,335
Lord Abbett Securities Trust—International Dividend Income Fund— Class I(i)	5,613,950	48,280
Lord Abbett Securities Trust—International Opportunities Fund— Class I(j)	915,238	12,548

Total Investments in Underlying Funds (cost $149,297,701)		157,162

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.20%

Repurchase Agreement
Repurchase Agreement dated 12/31/2010, 0.04% due 1/3/2011 with Fixed Income Clearing Corp. collateralized by $300,000 of Federal Home Loan Bank at 4.625% due 8/15/2012; value: $323,250; proceeds: $312,929 (cost $312,927)	$313	$313

Total Investments in Securities 100.03% (cost $149,610,628)		157,475

Liabilities in Excess of Other Assets (0.03%)		(53)

Net Assets 100.00%		$157,422

*	Non-income producing security.
(a)	Affiliated issuers (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2010

	Emerging Markets Currency Fund*	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$269,591,986	$149,610,628
Investments in securities, at value	$269,388,582	$157,474,726
Cash	8,449,114	–
Foreign cash, at value (cost $35,765 and $0, respectively)	34,178	–
Receivables:
Interest and dividends	2,102,544	206,133
Investment securities sold	1,012,988	–
Capital shares sold	1,102,562	346,295
From affiliates (See Note 3)	–	33,163
Unrealized appreciation on forward foreign currency exchange contracts	3,077,773	–
Prepaid expenses and other assets	34,320	17,765
Total assets	285,202,061	158,078,082
LIABILITIES:
Payables:
Investment securities purchased	3,677,675	379,978
Capital shares reacquired	901,149	93,822
Management fee	115,559	—
12b-1 distribution fees	78,589	66,853
Fund administration	9,245	–
Directors’ fees	45,320	28,112
To affiliates (See Note 3)	8,310	–
Variation margin	133,241	–
Unrealized depreciation on forward foreign currency exchange contracts	3,642,679	–
Distributions payable	661,737	–
Accrued expenses	146,010	87,248
Total liabilities	9,419,514	656,013
NET ASSETS	$275,782,547	$157,422,069
COMPOSITION OF NET ASSETS:
Paid-in capital	$273,607,765	$155,999,608
Undistributed net investment income	1,975,349	35,547
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	463,013	(6,476,553)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(263,580)	7,863,467
Net Assets	$275,782,547	$157,422,069
*	Formerly, Developing Local Markets Fund

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

December 31, 2010

	Emerging Markets Currency Fund*	Global Allocation Fund

Net assets by class:
Class A Shares	$98,279,176	$107,234,354
Class B Shares	$2,693,046	$11,389,286
Class C Shares	$34,231,523	$25,892,711
Class F Shares	$61,059,441	$2,256,457
Class I Shares	$79,092,164	$8,459,735
Class P Shares	$31,739	–
Class R2 Shares	$69,958	$10,778
Class R3 Shares	$325,500	$2,178,748
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $.001 par value)	14,579,080	9,398,440
Class B Shares (30 million and 15 million shares of common stock authorized, $.001 par value)	397,625	1,077,385
Class C Shares (100 million and 20 million shares of common stock authorized, $.001 par value)	5,048,783	2,444,255
Class F Shares (100 million and 20 million shares of common stock authorized, $.001 par value)	9,065,618	197,745
Class I Shares (100 million and 15 million shares of common stock authorized, $.001 par value)	11,757,614	737,665
Class P Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	4,712	–
Class R2 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	10,359	933
Class R3 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	48,381	190,013
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$6.74	$11.41
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75% and 5.75%, respectively)	$7.08	$12.11
Class B Shares–Net asset value	$6.77	$10.57
Class C Shares–Net asset value	$6.78	$10.59
Class F Shares–Net asset value	$6.74	$11.41
Class I Shares–Net asset value	$6.73	$11.47
Class P Shares–Net asset value	$6.74	–
Class R2 Shares–Net asset value	$6.75	$11.55
Class R3 Shares–Net asset value	$6.73	$11.47
*	Formerly, Developing Local Markets Fund

See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2010

	Emerging Markets Currency Fund*	Global Allocation Fund
Investment income:
Dividends	$–	$4,497,557
Interest and other	7,312,060	39
Total investment income	7,312,060	4,497,596
Expenses:
Management fee	1,287,723	327,890
12b-1 distribution plan–Class A	352,689	321,244
12b-1 distribution plan–Class B	32,720	108,329
12b-1 distribution plan–Class C	325,526	215,778
12b-1 distribution plan–Class F	53,065	1,278
12b-1 distribution plan–Class P	64	–
12b-1 distribution plan–Class R2	209	7
12b-1 distribution plan–Class R3	1,123	6,360
Shareholder servicing	301,959	306,612
Professional	64,580	23,979
Reports to shareholders	27,810	18,379
Fund administration	103,018	–
Custody	93,390	9,434
Directors’ fees	10,051	5,230
Registration	105,046	82,590
Subsidy (See Note 3)	114,295	–
Other	14,972	7,779
Gross expenses	2,888,240	1,434,889
Expense reductions (See Note 7)	(268)	(159)
Expenses assumed by Underlying Funds (See Note 3)	–	(453,844)
Management fee waived (See Note 3)	–	(327,890)
Net expenses	2,887,972	652,996
Net investment income	4,424,088	3,844,600
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	–	397,823
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	10,989,549	(721,687)**
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(2,261,658)	12,034,420
Net realized and unrealized gain	8,727,891	11,710,556
Net Increase in Net Assets Resulting From Operations	$13,151,979	$15,555,156
*	Formerly, Developing Local Markets Fund
**	Includes net realized loss from affiliated issuers of $(778,963) (See Note 9).

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Currency Fund*
INCREASE IN NET ASSETS	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Operations:
Net investment income	$4,424,088	$3,736,759
Net realized gain on investments, futures contracts and foreign currency related transactions	10,989,549	8,432,229
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(2,261,658)	11,262,786
Net increase in net assets resulting from operations	13,151,979	23,431,774
Distributions to shareholders from:
Net investment income
Class A	(2,934,278)	(2,369,807)
Class B	(72,968)	(76,069)
Class C	(742,063)	(413,001)
Class F	(1,691,340)	(307,383)
Class I	(2,251,834)	(751,395)
Class P	(400)	(213)
Class R2	(1,030)	(370)
Class R3	(6,710)	(2,136)
Net realized gain
Class A	(2,047,554)	–
Class B	(56,431)	–
Class C	(710,145)	–
Class F	(1,260,389)	–
Class I	(1,628,592)	–
Class P	(239)	–
Class R2	(1,438)	–
Class R3	(8,168)	–
Total distributions to shareholders	(13,413,579)	(3,920,374)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	214,871,426	115,318,811
Reinvestment of distributions	10,115,662	3,022,376
Cost of shares reacquired	(141,269,836)	(72,075,459)
Net increase in net assets resulting from capital share transactions	83,717,252	46,265,728
Net increase in net assets	83,455,652	65,777,128
NET ASSETS:
Beginning of year	$192,326,895	$126,549,767
End of year	$275,782,547	$192,326,895
Undistributed (distributions in excess of) net investment income	$1,975,349	$(413,468)
* Formerly, Developing Local Markets Fund

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund
INCREASE IN NET ASSETS	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Operations:
Net investment income	$3,844,600	$2,489,805
Capital gain distributions received from Underlying Funds	397,823	–
Net realized loss on investments and foreign currency related transactions	(721,687)	(1,974,350)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	12,034,420	25,945,012
Net increase in net assets resulting from operations	15,555,156	26,460,467
Distributions to shareholders from:
Net investment income
Class A	(2,865,161)	(2,300,211)
Class B	(284,751)	(247,290)
Class C	(601,037)	(371,217)
Class F	(50,152)	(15,143)
Class I	(158,392)	(30,740)
Class R2	(279)	(276)
Class R3	(45,322)	(789)
Total distributions to shareholders	(4,005,094)	(2,965,666)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	63,613,559	37,804,987
Reinvestment of distributions	3,710,387	2,774,104
Cost of shares reacquired	(35,241,387)	(21,054,014)
Net increase in net assets resulting from capital share transactions	32,082,559	19,525,077
Net increase in net assets	43,632,621	43,019,878
NET ASSETS:
Beginning of year	$113,789,448	$70,769,570
End of year	$157,422,069	$113,789,448
Undistributed net investment income	$35,547	$28,466

See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class A Shares
	Year Ended 12/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$6.70	$5.72	$6.73	$6.84	$6.80

Investment operations:

Net investment income(a)	.11	.17	.24	.22	.18

Net realized and unrealized gain (loss)	.27	.99	(1.01)	.31	.17

Total from investment operations	.38	1.16	(.77)	.53	.35

Distributions to shareholders from:

Net investment income	(.20)	(.18)	(.14)	(.64)	(.31)

Net realized gain	(.14)	–	–	–	–

Return of capital	–	–	(.10)	–	–

Total distributions	(.34)	(.18)	(.24)	(.64)	(.31)

Net asset value, end of year	$6.74	$6.70	$5.72	$6.73	$6.84

Total Return(b)	5.79%	20.53%	(11.90)%	7.98%	5.22%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.17%	1.27%	1.23%	1.14%	1.30%

Expenses, including expense reductions and expenses reimbursed	1.17%	1.27%	1.22%	1.14%	1.30%

Expenses, excluding expense reductions and expenses reimbursed	1.17%	1.27%	1.27%	1.83%	1.43%

Net investment income	1.68%	2.69%	3.59%	3.25%	2.70%

Supplemental Data:
Net assets, end of year (000)	$98,279	$109,152	$83,426	$44,148	$50,398

Portfolio turnover rate	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class B Shares
	Year Ended 12/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$6.73	$5.74	$6.74	$6.85	$6.80

Investment operations:

Net investment income(a)	.07	.13	.19	.18	.14

Net realized and unrealized gain (loss)	.26	.99	(1.00)	.28	.17

Total from investment operations	.33	1.12	(.81)	.46	.31

Distributions to shareholders from:

Net investment income	(.15)	(.13)	(.11)	(.57)	(.26)

Net realized gain	(.14)	–	–	–	–

Return of capital	–	–	(.08)	–	–

Total distributions	(.29)	(.13)	(.19)	(.57)	(.26)

Net asset value, end of year	$6.77	$6.73	$5.74	$6.74	$6.85

Total Return(b)	5.10%	19.68%	(12.37)%	7.26%	4.67%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.83%	1.93%	1.88%	1.79%	1.95%

Expenses, including expense reductions and expenses reimbursed	1.83%	1.93%	1.88%	1.79%	1.95%

Expenses, excluding expense reductions and expenses reimbursed	1.83%	1.93%	1.95%	2.46%	2.08%

Net investment income	1.05%	2.11%	2.93%	2.58%	2.05%

Supplemental Data:
Net assets, end of year (000)	$2,693	$3,884	$4,105	$3,303	$4,184

Portfolio turnover rate	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class C Shares
	Year Ended 12/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$6.74	$5.74	$6.75	$6.86	$6.81

Investment operations:

Net investment income(a)	.07	.13	.19	.18	.14

Net realized and unrealized gain (loss)	.26	1.00	(1.01)	.30	.17

Total from investment operations	.33	1.13	(.82)	.48	.31

Distributions to shareholders from:

Net investment income	(.15)	(.13)	(.11)	(.59)	(.26)

Net realized gain	(.14)	–	–	–	–

Return of capital	–	–	(.08)	–	–

Total distributions	(.29)	(.13)	(.19)	(.59)	(.26)

Net asset value, end of year	$6.78	$6.74	$5.74	$6.75	$6.86

Total Return(b)	5.09%	19.85%	(12.50)%	7.27%	4.66%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.82%	1.91%	1.87%	1.79%	1.95%

Expenses, including expense reductions and expenses reimbursed	1.82%	1.91%	1.87%	1.79%	1.95%

Expenses, excluding expense reductions and expenses reimbursed	1.82%	1.91%	1.91%	2.47%	2.08%

Net investment income	1.02%	2.03%	2.95%	2.60%	2.05%

Supplemental Data:
Net assets, end of year (000)	$34,232	$27,512	$18,407	$5,952	$6,608

Portfolio turnover rate	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class F Shares
	Year Ended 12/31			9/28/2007(a) to 12/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.69	$5.71	$6.73	$6.92

Investment operations:

Net investment income(b)	.13	.18	.25	.07

Net realized and unrealized gain (loss)	.27	.99	(1.01)	.17

Total from investment operations	.40	1.17	(.76)	.24

Distributions to shareholders from:

Net investment income	(.21)	(.19)	(.15)	(.43)

Net realized gain	(.14)	–	–	–

Return of capital	–	–	(.11)	–

Total distributions	(.35)	(.19)	(.26)	(.43)

Net asset value, end of period	$6.74	$6.69	$5.71	$6.73

Total Return(c)	6.20%	20.82%	(11.76)%	3.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.92%	.98%	.96%	.16	%(d)

Expenses, including expense reductions and expenses reimbursed	.92%	.98%	.96%	.16	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.92%	.98%	.98%	.17	%(d)

Net investment income	1.88%	2.72%	3.94%	1.02	%(d)

Supplemental Data:
Net assets, end of period (000)	$61,059	$24,463	$710	$10

Portfolio turnover rate	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class I Shares
	Year Ended 12/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$6.69	$5.72	$6.73	$6.85	$6.80

Investment operations:

Net investment income(a)	.13	.19	.26	.25	.21

Net realized and unrealized gain (loss)	.27	.98	(1.00)	.29	.17

Total from investment operations	.40	1.17	(.74)	.54	.38

Distributions to shareholders from:

Net investment income	(.22)	(.20)	(.15)	(.66)	(.33)

Net realized gain	(.14)	–	–	–	–

Return of capital	–	–	(.12)	–	–

Total distributions	(.36)	(.20)	(.27)	(.66)	(.33)

Net asset value, end of year	$6.73	$6.69	$5.72	$6.73	$6.85

Total Return(b)	6.17%	20.89%	(11.47)%	8.20%	5.75%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.83%	.92%	.88%	.77%	.95%

Expenses, including expense reductions and expenses reimbursed	.83%	.92%	.87%	.77%	.95%

Expenses, excluding expense reductions and expenses reimbursed	.83%	.92%	.90%	1.45%	1.08%

Net investment income	2.00%	3.06%	3.96%	3.64%	3.03%

Supplemental Data:
Net assets, end of year (000)	$79,092	$27,176	$19,830	$888	$1,041

Portfolio turnover rate	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class P Shares
	Year Ended 12/31
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$6.69	$5.71	$6.71	$6.82	$6.77

Investment operations:

Net investment income(a)	.11	.16	.24	.22	.18

Net realized and unrealized gain (loss)	.27	.99	(1.01)	.30	.17

Total from investment operations	.38	1.15	(.77)	.52	.35

Distributions to shareholders from:

Net investment income	(.19)	(.17)	(.13)	(.63)	(.30)

Net realized gain	(.14)	–	–	–	–

Return of capital	–	–	(.10)	–	–

Total distributions	(.33)	(.17)	(.23)	(.63)	(.30)

Net asset value, end of year	$6.74	$6.69	$5.71	$6.71	$6.82

Total Return(b)	5.87%	20.43%	(11.91)%	7.96%	5.34%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.27%	1.32%	1.30%	1.17%	1.22%

Expenses, including expense reductions and expenses reimbursed	1.27%	1.32%	1.30%	1.17%	1.22%

Expenses, excluding expense reductions and expenses reimbursed	1.27%	1.32%	1.37%	1.93%	1.50%

Net investment income	1.61%	2.50%	3.52%	3.30%	2.60%

Supplemental Data:
Net assets, end of year (000)	$32	$16	$4	$9	$2

Portfolio turnover rate	113.50%	90.72%	83.70%	301.30%	271.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class R2 Shares
	Year Ended 12/31			9/28/2007(a) to 12/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.71	$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.09	.15	.25	.06

Net realized and unrealized gain (loss)	.27	1.00	(1.01)	.17

Total from investment operations	.36	1.15	(.76)	.23

Distributions to shareholders from:

Net investment income	(.18)	(.16)	(.14)	(.42)

Net realized gain	(.14)	–	–	–

Return of capital	–	–	(.11)	–

Total distributions	(.32)	(.16)	(.25)	(.42)

Net asset value, end of period	$6.75	$6.71	$5.72	$6.73

Total Return(c)	5.54%	20.12%	(11.63)%	3.45	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.42%	1.50%	1.08%	.27	%(d)

Expenses, including expense reductions and expenses reimbursed	1.42%	1.50%	1.07%	.27	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.42%	1.50%	1.15%	.28	%(d)

Net investment income	1.39%	2.44%	3.74%	.92	%(d)

Supplemental Data:
Net assets, end of period (000)	$70	$23	$12	$10

Portfolio turnover rate	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class R3 Shares
	Year Ended 12/31			9/28/2007(a) to 12/31/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.70	$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.10	.16	.23	.07

Net realized and unrealized gain (loss)	.26	.99	(.99)	.17

Total from investment operations	.36	1.15	(.76)	.24

Distributions to shareholders from:

Net investment income	(.19)	(.17)	(.14)	(.43)

Net realized gain	(.14)	–	–	–

Return of capital	–	–	(.11)	–

Total distributions	(.33)	(.17)	(.25)	(.43)

Net asset value, end of period	$6.73	$6.70	$5.72	$6.73

Total Return(c)	5.49%	20.33%	(11.76)%	3.48	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.33%	1.41%	1.26%	.25	%(d)

Expenses, including expense reductions and expenses reimbursed	1.33%	1.41%	1.26%	.25	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.33%	1.41%	1.30%	.25	%(d)

Net investment income	1.48%	2.52%	3.50%	.95	%(d)

Supplemental Data:
Net assets, end of period (000)	$326	$103	$57	$10

Portfolio turnover rate	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND

	Class A Shares
	Year Ended 12/31
	2010		2009		2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.56		$7.95		$13.15		$13.17	$12.23

Investment operations:

Net investment income(a)	.33		.28		.26		.06	.05

Net realized and unrealized gain (loss)	.84		2.66		(5.10)		1.48	2.13

Total from investment operations	1.17		2.94		(4.84)		1.54	2.18

Distributions to shareholders from:

Net investment income	(.32)		(.33)		(.17)		(.03)	(.04)

Net realized gain	–		–		(.19)		(1.53)	(1.20)

Total distributions	(.32)		(.33)		(.36)		(1.56)	(1.24)

Net asset value, end of year	$11.41		$10.56		$7.95		$13.15	$13.17

Total Return(b)	11.36%		37.83%		(37.33)%		11.82%	18.12%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.35	%(c)	.35	%(c)	1.07	%(c)	1.60%	1.60%

Expenses, including expense reductions, expenses assumed and management fee waived	.35	%(c)	.35	%(c)	1.06	%(c)	1.60%	1.60%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.94	%(c)	1.17	%(c)	1.60	%(c)	1.71%	1.83%

Net investment income	3.07	%(c)	3.15	%(c)	2.40	%(c)	.45%	.36%

Supplemental Data:
Net assets, end of year (000)	$107,234		$83,625		$53,568		$94,321	$83,067

Portfolio turnover rate	9.48%		6.81%		147.44%		87.01%	95.23%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class B Shares
	Year Ended 12/31
	2010		2009		2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 9.81		$7.38		$12.25		$12.42	$11.65

Investment operations:

Net investment income (loss)(a)	.23		.21		.18		(.03)	(.04)

Net realized and unrealized gain (loss)	.79		2.48		(4.74)		1.39	2.02

Total from investment operations	1.02		2.69		(4.56)		1.36	1.98

Distributions to shareholders from:

Net investment income	(.26)		(.26)		(.12)		–	(.01)

Net realized gain	–		–		(.19)		(1.53)	(1.20)

Total distributions	(.26)		(.26)		(.31)		(1.53)	(1.21)

Net asset value, end of year	$10.57		$9.81		$ 7.38		$12.25	$12.42

Total Return(b)	10.60%		37.10%		(37.74)%		11.08%	17.28%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00	%(c)	1.00	%(c)	1.72	%(c)	2.25%	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	1.00	%(c)	1.00	%(c)	1.72	%(c)	2.25%	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.59	%(c)	1.82	%(c)	2.26	%(c)	2.36%	2.48%

Net investment income (loss)	2.35	%(c)	2.49	%(c)	1.74	%(c)	(.20)%	(.29)%

Supplemental Data:
Net assets, end of year (000)	$11,389		$10,668		$7,194		$12,653	$11,502

Portfolio turnover rate	9.48%		6.81%		147.44%		87.01%	95.23%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class C Shares
	Year Ended 12/31
	2010		2009		2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 9.83		$7.40		$12.28		$12.44	$11.67

Investment operations:

Net investment income (loss)(a)	.24		.22		.18		(.03)	(.04)

Net realized and unrealized gain (loss)	.78		2.47		(4.75)		1.40	2.02

Total from investment operations	1.02		2.69		(4.57)		1.37	1.98

Distributions to shareholders from:

Net investment income	(.26)		(.26)		(.12)		–	(.01)

Net realized gain	–		–		(.19)		(1.53)	(1.20)

Total distributions	(.26)		(.26)		(.31)		(1.53)	(1.21)

Net asset value, end of year	$10.59		$9.83		$ 7.40		$12.28	$12.44

Total Return(b)	10.58%		37.00%		(37.73)%		11.14%	17.25%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00	%(c)	1.00	%(c)	1.71	%(c)	2.25%	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	1.00	%(c)	1.00	%(c)	1.71	%(c)	2.25%	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.59	%(c)	1.80	%(c)	2.25	%(c)	2.36%	2.48%

Net investment income (loss)	2.46	%(c)	2.55	%(c)	1.76	%(c)	(.20)%	(.30)%

Supplemental Data:
Net assets, end of year (000)	$25,893		$17,741		$9,428		$16,104	$12,681

Portfolio turnover rate	9.48%		6.81%		147.44%		87.01%	95.23%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class F Shares
	Year Ended 12/31						9/28/2007(a) to 12/31/2007
	2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$10.56		$ 7.95		$13.12		$14.71

Investment operations:

Net investment income(b)	.39		.35		.32		.01

Net realized and unrealized gain (loss)	.80		2.61		(5.11)		(.26)

Total from investment operations	1.19		2.96		(4.79)		(.25)

Distributions to shareholders from:

Net investment income	(.34)		(.35)		(.19)		(.07)

Net realized gain	–		–		(.19)		(1.27)

Total distributions	(.34)		(.35)		(.38)		(1.34)

Net asset value, end of period	$11.41		$10.56		$ 7.95		$13.12

Total Return(c)	11.57%		38.16%		(37.09)%		(1.67	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10	%(e)	.10	%(e)	.62	%(e)	.30	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.10	%(e)	.10	%(e)	.61	%(e)	.30	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.69	%(e)	.83	%(e)	1.26	%(e)	.39	%(d)

Net investment income	3.63	%(e)	3.66	%(e)	3.02	%(e)	.04	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,256		$641		$9		$10

Portfolio turnover rate	9.48%		6.81%		147.44%		87.01%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class I Shares
	Year Ended 12/31
	2010		2009		2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.61		$ 7.98		$13.18		$13.19	$12.25

Investment operations:

Net investment income(a)	.37		.32		.31		.11	.09

Net realized and unrealized gain (loss)	.84		2.67		(5.13)		1.49	2.14

Total from investment operations	1.21		2.99		(4.82)		1.60	2.23

Distributions to shareholders from:

Net investment income	(.35)		(.36)		(.19)		(.08)	(.09)

Net realized gain	–		–		(.19)		(1.53)	(1.20)

Total distributions	(.35)		(.36)		(.38)		(1.61)	(1.29)

Net asset value, end of year	$11.47		$10.61		$ 7.98		$13.18	$13.19

Total Return(b)	11.69%		38.39%		(37.10)%		12.25%	18.46%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00	%(c)	.69	%(c)	1.25%	1.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00	%(c)	.69	%(c)	1.25%	1.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.60	%(c)	.80	%(c)	1.25	%(c)	1.36%	1.48%

Net investment income	3.40	%(c)	3.55	%(c)	2.85	%(c)	.78%	.70%

Supplemental Data:
Net assets, end of year (000)	$8,460		$1,055		$557		$804	$582

Portfolio turnover rate	9.48%		6.81%		147.44%		87.01%	95.23%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class R2 Shares
	Year Ended 12/31				6/23/2008(a) to 12/31/2008
	2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$10.64		$7.96		$11.83

Investment operations:

Net investment income(b)	.36		.31		.18

Net realized and unrealized gain (loss)	.85		2.68		(3.70)

Total from investment operations	1.21		2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.30)		(.31)		(.16)

Net realized gain	–		–		(.19)

Total distributions	(.30)		(.31)		(.35)

Net asset value, end of period	$11.55		$10.64		$7.96

Total Return(c)	11.63%		38.36%		(30.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(e)	.00	%(e)	.32	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(e)	.00	%(e)	.32	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.65	%(e)	.81	%(e)	.87	%(d)(e)

Net investment income	3.34	%(e)	3.46	%(e)	1.88	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$11		$10		$7

Portfolio turnover rate	9.48%		6.81%		147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND

	Class R3 Shares
	Year Ended 12/31				6/23/2008(a) to 12/31/2008
	2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$10.62		$ 7.95		$11.83

Investment operations:

Net investment income(b)	.34		.37		.18

Net realized and unrealized gain (loss)	.82		2.62		(3.70)

Total from investment operations	1.16		2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.31)		(.32)		(.17)

Net realized gain	—		—		(.19)

Total distributions	(.31)		(.32)		(.36)

Net asset value, end of period	$11.47		$10.62		$ 7.95

Total Return(c)	11.17%		38.40%		(30.40	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(e)	.26	%(e)	.27	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(e)	.26	%(e)	.26	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.10	%(e)	.92	%(e)	.82	%(d)(e)

Net investment income	3.20	%(e)	3.79	%(e)	1.93	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$2,179		$51		$7

Portfolio turnover rate	9.48%		6.81%		147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”) and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified. Effective January 31, 2011, Lord Abbett Developing Local Markets Fund changed its name to Lord Abbett Emerging Markets Currency Fund.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. As of the date of this report, Global Allocation has not issued Class P shares. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Funds’ prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. On March 31, 2010, each of the Funds of the Company no longer made Class B shares available for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing

Notes to Financial Statements (continued)

services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s

Notes to Financial Statements (continued)

Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. As of December 31, 2010, the Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of December 31, 2010, the Fund had open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (continued)

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing each Fund’s investments carried at value:

	Emerging Markets Currency Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$40,684,389	$–	$40,684,389
Corporate Bonds	–	99,471,580	–	99,471,580
Foreign Government Obligations	–	29,774,457	–	29,774,457
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,213,266	–	12,213,266
Government Sponsored Enterprises Pass-Throughs	–	10,313,785	–	10,313,785
Non-Agency Commercial Mortgage-Backed Securities	–	76,931,105	–	76,931,105
Total	$–	$269,388,582	$–	$269,388,582

Notes to Financial Statements (continued)

	Emerging Markets Currency Fund
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Asset	$–	$3,077,773	$–	$3,077,773
Liabilities	–	(3,642,679)	–	(3,642,679)
Futures Contracts
Asset	507,357	–	–	507,357
Liabilities	–	–	–	–
Total	$507,357	$(564,906)	$–	$(57,549)
*	See Schedule of Investments for values in each industry.

	Global Allocation Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$157,162	$–	$–	$157,162
Repurchase Agreement	–	313	–	313
Total	$157,162	$313	$–	$157,475

(l)	Disclosures about Derivative Instruments and Hedging Activities–Emerging Markets Currency Fund entered into forward foreign currency exchange contracts during the fiscal year ended December 31, 2010 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts during the fiscal year ended December 31, 2010 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

As of December 31, 2010, the Emerging Markets Currency Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments.

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$507,357	$–	$507,357
Forward Foreign Currency Exchange Contracts(2)	–	3,077,773	3,077,773
Total	$507,357	$3,077,773	$3,585,130
Liability Derivatives
Forward Foreign Currency Exchange Contracts (3)	$–	$3,642,679	$3,642,679
Total	$–	$3,642,679	$3,642,679
(1)

Statements of Assets & Liabilities location: Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the statement of assets and liabilities.

(2)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments during the fiscal year ended December 31, 2010 were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$(2,184,279)	$–	$(2,184,279)
Forward Foreign Currency Exchange Contracts	$–	$8,900,107	$8,900,107
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(415,157)	$–	$(415,157)
Forward Foreign Currency Exchange Contracts	$–	$(303,031)	$(303,031)
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	434	–	434
Forward Foreign Currency Exchange Contracts(4)	$–	$281,564,713	$281,564,713

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2010.
(1)	Statements of Operations location: Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Currency Fund
First $1 billion	.50%
Next $1 billion	.45%

Global Allocation Fund	.25%	(1)

(1)

For the fiscal year ended December 31, 2010, Lord Abbett contractually agreed to waive all of its management fee for Global Allocation Fund. Lord Abbett has contractually agreed to continue this management fee waiver through April 30, 2011. Such agreement may be terminated only upon approval of the Board of Directors.

For the fiscal year ended December 31, 2010, the effective management fee paid to Lord Abbett was at a rate of .50% of the Emerging Markets Currency Fund’s average daily net assets.

For the period January 1, 2010 through April 30, 2010, Lord Abbett voluntarily agreed to reimburse Global Allocation Fund to the extent necessary so that each class’ total annual operating expenses as a percentage of average net assets did not exceed the following annualized rates:

Class	% of Average Daily Net Assets
Class A	1.35%
Class B	2.00%
Class C	2.00%
Class F	1.10%
Class I	1.00%
Class P	1.45%
Class R2	1.60%
Class R3	1.50%

Effective May 1, 2010, the voluntary reimbursement for all classes of the Fund were discontinued.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Emerging Markets Currency Fund’s average daily net assets. The Global Allocation Fund does not pay such a fee.

Global Allocation Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund; Lord Abbett Global Fund, Inc. – Lord Abbett Emerging Markets Currency Fund; Lord Abbett Investment Trust – Lord Abbett High Yield Fund and Lord Abbett Floating Rate Fund, Lord Abbett Research Fund, Inc. – Lord Abbett Classic Stock Fund, Lord Abbett Growth Opportunities Fund; and Lord Abbett Securities Trust – Lord Abbett Fundamental Equity Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of total Underlying Fund shares owned by Global Allocation Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Global Allocation Fund’s Statement of Operations and Receivables from affiliates on Global Allocation Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Emerging Markets Currency Fund’s Statement of Operations and Payable to affiliates on Emerging Markets Currency Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

As of December 31, 2010, the percentage of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Global Allocation Fund and Lord Abbett Growth and Income Strategy Fund were 10.00%, 2.05%, 6.76% and 4.35%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)

Effective February 1, 2011, the Class A 12b-1 fee for Emerging Markets Currency Fund was reduced to .20% (.15% service, .05% distribution) of the Fund’s average daily net assets attributable to Class A shares.

(2)

Effective February 1, 2011, the Class C 12b-1 fee for Emerging Markets Currency Fund was reduced to a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2010:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Currency Fund	$40,803	$209,802
Global Allocation Fund	149,256	855,221

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2010:

	Class A	Class C
Emerging Markets Currency Fund	$41,215	$11,465
Global Allocation Fund	1,388	9,944

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Currency Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or

Notes to Financial Statements (continued)

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2010 and 2009 was as follows:

		Emerging Markets Currency Fund		Global Allocation Fund
	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2010	Year Ended 12/31/2009
Distributions paid from:
Ordinary income	$10,064,119	$3,920,374	$4,005,094	$2,965,666
Net long-term capital gains	3,349,460	–	–	–
Total distributions paid	$13,413,579	$3,920,374	$4,005,094	$2,965,666

As of December 31, 2010, the components of accumulated gains on a tax-basis were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund
Undistributed ordinary income – net	$3,804,447	$63,659
Total undistributed earnings	$3,804,447	$63,659
Capital loss carryforwards*	–	(5,329,344)
Temporary differences	(875,834)	(28,112)
Unrealized gains (losses) – net	(753,831)	6,716,258
Total accumulated gains – net	$2,174,782	$1,422,461
*	As of December 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	Total
Global Allocation Fund	$3,583,054	$1,738,042	$8,248	$5,329,344

Certain losses incurred after October 31, (“Post-October Losses”), within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. Emerging Markets Currency Fund incurred and will elect to defer capital losses of $830,514 after October 31.

As of December 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund
Tax cost	$270,897,860	$150,757,837
Gross unrealized gain	1,703,001	8,436,664
Gross unrealized loss	(3,212,279)	(1,719,775)
Net unrealized security gain (loss)	$(1,509,278)	$6,716,889

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premiums.

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended December 31, 2010 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Emerging Markets Currency Fund	$5,665,352	$(5,665,352)
Global Allocation Fund	167,575	(167,575)

The permanent differences are attributable to the tax treatment of amortization of premiums, foreign currency transactions, certain distributions and paydown gains and losses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2010 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Currency Fund	$82,646,106	$344,968,153	$67,477,886	$207,319,015
Global Allocation Fund	–	46,013,826	–	12,316,618

*	Includes U.S. Government sponsored enterprises securities.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the fiscal year ended December 31, 2010:

Affiliated Issuer	Balance of Shares Held at 12/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2010	Value at 12/31/2010	Net Realized Gain (Loss) 1/1/2010 to 12/31/2010	Dividend Income 1/1/2010 to 12/31/2010
Lord Abbett Affiliated Fund, Inc. – Class I	812,037	171,854	(220,430)	763,461	$8,871,417	$(346,504)	$89,528
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	316,298	96,452	(10,258)	402,492	11,917,791	(9,726)	80,267
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	1,677,871	1,165,565	(79,155)	2,764,281	18,603,613	335,375 (a)	511,919
Lord Abbett Investment Trust – Floating Rate Fund – Class I	–	312,207	–	312,207	2,916,015	16,321 (b)	126,628
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	764,473	160,090	–	924,563	11,982,341	–	70,191
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund –Class I	445,124	103,017	(37,213)	510,928	12,109,002	53,416	–
Lord Abbett Investment Trust – High Yield Fund – Class I	2,271,115	941,787	(575,468)	2,637,434	20,598,361	247,445	1,622,007
Lord Abbett Securities Trust – International Core Equity Fund – Class I	479,367	288,995	(6,913)	761,449	9,335,366	(19,496)	130,594
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	3,923,219	1,884,119	(193,388)	5,613,950	48,279,973	(294,665)	1,780,815
Lord Abbett Securities Trust – International Opportunities Fund – Class I	996,768	128,776	(210,306)	915,238	12,547,919	(363,306)	85,608
Total					$157,161,798	$(381,140)	$4,497,557

(a)	Includes $381,502 of distributed capital gains.
(b)	Amount represents distributed capital gains.

10.  INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Notes to Financial Statements (continued)

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Emerging Markets Currency Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Emerging Markets Currency Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Emerging Markets Currency Fund, a risk that is greater with junk bonds.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Emerging Markets Currency Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Emerging Markets Currency Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Emerging Markets Currency Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

The value of the Global Allocation Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

Notes to Financial Statements (continued)

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Currency Fund		Year Ended December 31, 2010		Year Ended December 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,566,758	$44,499,819	9,999,328	$65,022,801
Converted from Class B*	47,734	321,296	37,500	224,160
Reinvestment of distributions	594,344	3,973,169	318,135	1,947,071
Shares reacquired	(8,912,116)	(59,781,744)	(8,659,116)	(52,214,793)
Increase (decrease)	(1,703,280)	$(10,987,460)	1,695,847	$14,979,239

Class B Shares
Shares sold	60,033	$408,491	113,488	$729,414
Reinvestment of distributions	17,198	115,437	10,070	61,614
Shares reacquired	(208,818)	(1,405,725)	(225,308)	(1,331,549)
Converted to Class A*	(47,515)	(321,296)	(37,348)	(224,160)
Decrease	(179,102)	$(1,203,093)	(139,098)	$(764,681)

Class C Shares
Shares sold	2,134,426	$14,509,471	2,296,908	$14,986,323
Reinvestment of distributions	107,336	721,292	35,375	217,910
Shares reacquired	(1,274,574)	$(8,651,113)	(1,456,718)	(8,933,716)
Increase	967,188	6,579,650	875,565	$6,270,517

Class F Shares
Shares sold	15,142,311	$102,132,204	4,620,067	$28,890,200
Reinvestment of distributions	206,507	1,381,209	8,912	57,233
Shares reacquired	(9,937,218)	(66,098,586)	(1,099,323)	(7,088,731)
Increase	5,411,600	$37,414,827	3,529,656	$21,858,702

Class I Shares
Shares sold	7,816,703	$52,460,142	861,602	$5,545,404
Reinvestment of distributions	586,121	3,911,634	120,561	737,699
Shares reacquired	(706,923)	(4,742,905)	(389,965)	(2,414,179)
Increase	7,695,901	$51,628,871	592,198	$3,868,924

Class P Shares
Shares sold	3,536	$23,731	1,885	$12,327
Reinvestment of distributions	80	534	9	66
Shares reacquired	(1,221)	(8,256)	(217)	(1,331)
Increase	2,395	$16,009	1,677	$11,062

Notes to Financial Statements (continued)

Emerging Markets Currency Fund		Year Ended December 31, 2010		Year Ended December 31, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	7,454	$50,087	1,549	$10,480
Reinvestment of distributions	83	558	41	253
Shares reacquired	(609)	(3,974)	(219)	(1,412)
Increase	6,928	$46,671	1,371	$9,321

Class R3 Shares
Shares sold	116,194	$787,481	18,904	$121,862
Reinvestment of distributions	1,771	11,829	86	530
Shares reacquired	(84,924)	(577,533)	(13,586)	(89,748)
Increase	33,041	$221,777	5,404	$32,644
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Global Allocation Fund		Year Ended December 31, 2010		Year Ended December 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,467,075	$37,037,293	2,675,427	$25,827,729
Converted from Class B*	79,770	846,262	58,189	519,791
Reinvestment of distributions	249,943	2,678,411	239,902	2,161,986
Shares reacquired	(2,315,635)	(24,460,274)	(1,794,253)	(15,931,176)
Increase	1,481,153	$16,101,692	1,179,265	$12,578,330

Class B Shares
Shares sold	343,477	$3,411,858	426,440	$3,673,044
Reinvestment of distributions	26,945	269,525	28,211	234,998
Shares reacquired	(294,926)	(2,912,260)	(279,537)	(2,191,072)
Converted to Class A*	(85,959)	(846,262)	(61,707)	(519,791)
Increase (decrease)	(10,463)	$(77,139)	113,407	$1,197,179

Class C Shares
Shares sold	1,259,557	$12,551,632	825,179	$7,306,379
Reinvestment of distributions	53,598	538,259	40,706	342,732
Shares reacquired	(673,674)	(6,658,784)	(335,534)	(2,699,831)
Increase	639,481	$6,431,107	530,351	$4,949,280

Class F Shares
Shares sold	211,385	$2,247,733	68,346	$543,709
Reinvestment of distributions	1,874	20,335	267	2,642
Shares reacquired	(76,231)	(811,751)	(9,073)	(68,234)
Increase	137,028	$1,456,317	59,540	$478,117

Notes to Financial Statements (concluded)

Global Allocation Fund		Year Ended December 31, 2010		Year Ended December 31, 2009
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	643,481	$6,255,937	44,348	$411,668
Reinvestment of distributions	14,323	158,272	3,361	30,681
Shares reacquired	(19,571)	(206,081)	(18,067)	(160,764)
Increase	638,233	$6,208,128	29,642	$281,585

Class R2 Shares
Shares sold	– (a)	$1	– (a)	$2
Reinvestment of distributions	26	279	31	276
Increase	26	$280	31	$278

Class R3 Shares
Shares sold	199,141	$2,109,105	4,117	$42,456
Reinvestment of distributions	4,174	45,306	80	789
Shares reacquired	(18,095)	(192,237)	(281)	(2,937)
Increase	185,220	$1,962,174	3,916	$40,308
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value is less than 1 share.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Lord Abbett Global Fund, Inc. (the “Funds”) comprising Lord Abbett Emerging Markets Currency Fund (formerly, Lord Abbett Developing Local Markets Fund) and Lord Abbett Global Allocation Fund, including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian, transfer agent and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

February 25, 2011

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2010, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.64%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	7.58%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	11.84%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.86%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	7.62%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.71%
Lord Abbett Investment Trust – High Yield Fund – Class I	13.11%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.94%
Lord Abbett Securities Trust –International Dividend Income Fund –Class I	30.72%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.98%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.41%
Wells Fargo & Co.	3.17%
Bank of America Corp.	2.90%
Goldman Sachs Group, Inc. (The)	2.83%
Chevron Corp.	2.68%
Pfizer, Inc.	2.32%
AT&T, Inc.	2.05%
General Electric Co.	1.98%
Dow Chemical Co. (The)	1.93%
Citigroup, Inc.	1.87%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.89%
Consumer Staples	6.02%
Energy	14.59%
Financials	26.15%
Health Care	9.68%
Industrials	8.87%
Information Technology	6.87%
Materials	8.68%
Telecommunication Services	4.19%
Utilities	1.32%
Short-Term Investment	0.74%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.48%
Schlumberger Ltd.	2.53%
JPMorgan Chase & Co.	2.00%
Google, Inc. Class A	1.95%
Goldman Sachs Group, Inc. (The)	1.90%
Bank of America Corp.	1.87%
Marriott International, Inc. Class A	1.60%
Union Pacific Corp.	1.58%
Exxon Mobil Corp.	1.56%
Wells Fargo & Co.	1.44%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.66%
Consumer Staples	5.67%
Energy	11.36%
Financials	17.24%
Health Care	8.52%
Industrials	10.75%
Information Technology	17.48%
Materials	8.94%
Telecommunication Services	1.88%
Utilities	1.12%
Short-Term Investment	2.38%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 2/2/2011	4.08%
Poland Government Bond, 4.25%, 5/24/2011	2.27%
Hungary Government Bond, 7.50%, 2/12/2011	2.27%
H.J. Heinz Finance Co., 6.625%, 7/15/2011	1.15%
Vodafone Group plc, 0.642%, 6/15/2011	1.12%
General Electric Capital Corp., 0.562%, 9/15/2014	1.08%
Federal Home Loan Mortgage Corp., 5.50%, TBA	1.07%
Bank of America Corp., 2.10%, 4/30/2012	1.06%
CSX Corp., 6.75%, 3/15/2011	0.99%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015	0.97%

Holdings by Sector*	% of Investments
Agency	3.20%
Asset-Backed	14.50%
Automotive	1.72%
Banking	8.93%
Basic Industry	2.15%
Capital Goods	0.75%
Consumer Cyclical	0.19%
Consumer Non-Cyclical	2.95%
Energy	3.02%
Financial Services	1.80%
Foreign Government	9.83%
Health Care	1.79%
Insurance	0.76%
Media	1.83%
Mortgage-Backed	34.05%
Services	2.78%
Technology & Electronics	0.90%
Telecommunications	2.35%
Utility	5.28%
Short-Term Investment	1.22%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
AGFS Funding Co. Term Loan B, 7.25%, 4/21/2015	1.18%
CIT Group, Inc. Term Loan 3, 6.25%, 8/11/2015	1.05%
Intelsat Jackson Holdings Ltd. Term Loan, 3.29%, 2/2/2014	0.95%
Ford Motor Co. Term Loan B1, 3.01%, 12/16/2013	0.93%
International Lease Finance Corp. Term Loan B1, 6.75%, 3/17/2015	0.90%
Allison Transmission, Inc. Term Loan B, 3.01%, 8/7/2014	0.86%
Univision Communications, Inc. Initial Term Loan, 2.505%, 9/29/2014	0.84%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.504%, 12/1/2016	0.83%
Advantage Sales & Marketing, Inc. Term Loan, 5.00%, 5/5/2016	0.83%
Goodman Global, Inc. 1st Lien Term Loan, 5.75%, 10/28/2016	0.82%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	2.45%
Chemicals	2.12%
Consumer Non-Durables	1.29%
Energy	0.84%
Financial	6.46%
Food & Drug	0.03%
Food/Tobacco	5.14%
Forest Products	2.97%
Gaming/Leisure	3.37%
Healthcare	9.57%
Housing	2.38%
Information Technology	5.80%
Manufacturing	2.75%
Media/Telecommunications	18.99%
Metals/Minerals	2.31%
Retail	5.38%
Services	12.32%
Transportation	5.06%
Utility	2.25%
Short-Term Investment	8.52%
Total	100.00%

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.83%
Omnicom Group, Inc.	2.54%
Amgen, Inc.	2.36%
State Street Corp.	2.34%
Anadarko Petroleum Corp.	2.20%
Barrick Gold Corp.	2.08%
Ford Motor Co.	1.96%
Air Products & Chemicals, Inc.	1.88%
Goldman Sachs Group, Inc. (The)	1.78%
Lazard Ltd. Class A	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.98%
Consumer Staples	3.01%
Energy	16.78%
Financials	20.37%
Health Care	14.92%
Industrials	11.98%
Information Technology	9.34%
Materials	8.07%
Utilities	2.39%
Short-Term Investment	4.16%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Cummins, Inc.	1.39%
Concho Resources, Inc.	1.32%
T. Rowe Price Group, Inc.	1.31%
priceline.com, Inc.	1.29%
Agilent Technologies, Inc.	1.29%
Weatherford International Ltd.	1.28%
Monster Worldwide, Inc.	1.25%
Walter Energy, Inc.	1.24%
NetApp, Inc.	1.23%
Limited Brands, Inc.	1.22%

Holdings by Sector*	% of Investments
Consumer Discretionary	23.23%
Consumer Staples	1.69%
Energy	8.76%
Financials	8.76%
Health Care	9.20%
Industrials	16.54%
Information Technology	23.97%
Materials	7.75%
Short-Term Investment	0.10%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Nextel Communications, Inc., 6.875%, 10/31/2013	1.53%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.23%
El Paso Corp., 8.05%, 10/15/2030	1.22%
Republic of Brazil, 12.50%, 1/5/2016	1.12%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.09%
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011), Zero Coupon 8/1/2016	1.05%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016	1.00%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.97%
United Airlines, Inc., 12.00%, 11/1/2013	0.93%
Ally Financial Inc., 6.25%, 12/1/2017	0.90%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.00%	**
Automotive	6.06%
Banking	2.62%
Basic Industry	8.58%
Capital Goods	5.69%
Consumer Cyclical	5.00%
Consumer Non-Cyclical	4.39%
Energy	8.79%
Financial Services	3.80%
Foreign Government	1.12%
Healthcare	5.39%
Insurance	2.57%
Local-Authority	0.49%
Media	10.30%
Real Estate	1.07%
Services	15.66%
Technology & Electronics	5.69%
Telecommunications	7.46%
Utility	2.46%
Short-Term Investment	2.86%
Total	100.00%

*	A sector may comprise several industries.
**	Amount is less than .01%.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.22%
Anglo American plc	2.03%
Yara International ASA	1.98%
Honda Motor Co., Ltd.	1.73%
Vedanta Resources plc	1.66%
Xstrata plc	1.59%
Sumitomo Corp.	1.56%
Vodafone Group plc	1.54%
Hyundai Mobis	1.53%
Nestle SA Registered Shares	1.38%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.50%
Consumer Staples	8.59%
Energy	7.17%
Financials	18.45%
Health Care	4.35%
Industrials	15.65%
Information Technology	7.38%
Materials	12.75%
Telecommunication Services	5.40%
Utilities	4.40%
Short-Term Investment	2.36%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Kumba Iron Ore Ltd.	1.76%
Oesterreichische Post AG	1.69%
Vinci SA	1.65%
Banco do Brasil SA	1.63%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1.62%
Stagecoach Group plc	1.58%
Sumitomo Corp.	1.56%
Konecranes OYJ	1.55%
Vodafone Group plc	1.54%
Metropole Television SA	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.76%
Consumer Staples	7.49%
Energy	8.35%
Financials	25.41%
Health Care	3.00%
Industrials	16.42%
Information Technology	5.02%
Materials	7.67%
Telecommunication Services	6.51%
Utilities	8.16%
Short Term Investment	3.21%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Incitec Pivot Ltd.	1.81%
Dialog Semiconductor plc	1.58%
Equinox Minerals Ltd.	1.53%
Dufry Group Registered Shares	1.47%
FP Corp.	1.46%
Gerresheimer AG	1.43%
Ipsos SA	1.31%
EFG International AG	1.31%
Rheinmetall AG	1.28%
Dragon Oil plc	1.28%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	24.60%
Consumer Staples	9.00%
Energy	3.98%
Financials	15.19%
Health Care	3.60%
Industrials	17.69%
Information Technology	8.65%
Materials	10.58%
Telecommunication Services	0.64%
Utilities	3.57%
Short-Term Investment	2.50%
Total	100.00%

*	A sector may comprise several industries.

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Company’s investment adviser.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 13Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Avondale, Inc. (1991 - 2005) and Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1988

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Viacell Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1987.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer (since 2009), and was formerly a Client Portfolio Manager (2006 - 2008) and Director of Institutional Mutual Funds (2003 - 2006), joined Lord Abbett in 2003.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

David B. Ritt (1976)	Vice President	Elected in 2009	Associate Portfolio Manager, joined Lord Abbett in 2006 and was formerly a Summer Associate at MotherRock LP (2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Leah G. Traub (1979)	Vice President	Elected in 2009	Director, joined Lord Abbett in 2007 and was formerly a Research Economist at Princeton Economics Group (2006 - 2007) and Research Assistant and Lecturer at Rutgers University (2003 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contracts

At meetings held on December 15 and 16, 2010, the Board of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of each Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate fund index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to the Emerging Markets Currency Fund (formerly the Developing Local Markets Fund), the Board observed that in June 2008 the Fund changed its investment objective from seeking high current income consistent with reasonable risk, with capital appreciation as a secondary consideration, to seeking high total return, and changed its principal investment strategy from investing primarily in high-quality and investment grade debt securities of domestic and foreign companies to investing primarily in currencies of, and in fixed income instruments denominated in currencies of, developing markets. The Board noted that these changes had resulted in Lipper changing the classification of the Fund from global income to emerging markets debt, but also noted that the investment objective and strategy of the Fund differed from those of the most funds in the Lipper classification, so that the performance and expense comparisons were of limited value. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of the performance universe for the nine-month, one-year, three-year, five-year, and ten-year periods and lower than that of the Lipper Emerging Markets Debt Index for each of those periods.

As to the Global Allocation Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of both performance universes for the nine-month, one-year, three-year, and five-year periods and the third quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper Global Large-Cap Core Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparison was based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of the Fund. It also considered the amount and nature of the fees paid by shareholders.

As to the Emerging Markets Currency Fund, the Board observed that for the fiscal year ended December 31, 2009 the contractual management and administrative services fees for the Fund were approximately eleven basis points below the median of the peer group and the actual management and administrative services fees were approximately nine basis points below the median of the peer group. The Board also observed that for the fiscal year ended December 31, 2009 the total expense ratio of Class A was approximately eleven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately eight basis points below the median of the peer group, the total expense ratio of Class F was approximately two basis points above the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately two basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-two basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board also noted that the Class A and Class C expense ratios did not reflect recent reductions in Rule 12b-1 fees. The Board also considered the projected expense ratio of each class and how that ratio would relate to the expense ratios of the peer group.

As to the Global Allocation Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds classified as actively managed global large-cap core funds and the second consisting of global large-cap core funds that are not funds of funds. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. As to the first peer group, the Board observed that the contractual management and administrative services fees were approximately twelve basis points above the median of the peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that, taking into account the indirect expenses, for the fiscal year ended December 31, 2009, the total expense ratios of Class A, Class B, and Class C were approximately thirty-three basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-one basis points below the median of the peer group, the total expense ratio of Class I was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately thirty-five basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately twenty-one basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately twenty-seven basis points below the median of the peer group, the total expense ratio of Class I was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately seventy-two basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately forty-seven basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and had been operational for Class R3 for only a portion of the fiscal year and that had it been operational for both classes for the entire fiscal year the expense ratios of Class R2 and Class R3 would have been approximately sixty and twenty-four basis points higher, respectively. The Board also noted that there were only a limited number of substantially similar funds with Class F shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for that class. The Board noted that effective May 1, 2010 it and Lord Abbett had entered into a management fee waiver agreement waiving all twenty-five basis points of its management fees and that Lord Abbett intended to enter into a new management fee waiver agreement through May 1, 2012, under which it would waive twenty basis points of its management fees. The Board considered the projected expense ratio of each class and how that ratio would relate to the expense ratios of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

56.09% of the ordinary income distributions paid by the Global Allocation Fund during 2010 is qualified dividend income. For corporate shareholders, 5.99% of the Global Allocation Fund’s ordinary income distributions is qualified for the dividends received deduction.

Additionally, of the distributions paid by the Emerging Markets Currency Fund to shareholders during the year ended December 31, 2010, $2,363,496 and $3,349,460 represent short-term and long-term capital gains respectively.

For foreign shareholders 75.89% of the ordinary income distributions paid by the Emerging Markets Currency Fund represents interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Emerging Markets Currency Fund

Lord Abbett Global Allocation Fund

LAGF-2-1210

(2/11)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2010 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2010 and 2009 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2010	2009
Audit Fees {a}	$68,000	$62,500
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$68,000	62,500

Tax Fees {b}	17,245	15,620
All Other Fees	- 0 -	- 0 -

Total Fees	$85,245	$78,120

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2010 and 2009 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2010 and 2009 were:

	Fiscal year ended:
	2010	2009
All Other Fees {a}	$171,360	$161,385

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2010 and 2009 were:

	Fiscal year ended:
	2010	2009
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2011